                                                              File No. 333-05848
                                                                        811-1978


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /X/

      Pre-Effective Amendment No.                                      / /
      Post-Effective Amendment No. 1                                   /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/
      Amendment No.                                                    / /


                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6316

                     (Name and Address of Agent for Service)
              Ronald L. Benedict, Second Vice President and Counsel
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


Registrant has heretofore registered an indefinite amount of securites under the Securities Act of 1933 pursuant to Rule 24f-2 and on February 27, 1997 filed its Rule 24f-2 Notice for its most recent fiscal year.


It is proposed that this filing will become effective (check appropriate space):

      ___     immediately upon filing pursuant to paragraph (b)


      X       on May 1, 1997 pursuant to paragraph (b)(1)(ix)


      ___     60 days after filing pursuant to paragraph (a)(i)

      ___     on (date) pursuant to paragraph (a)(i)

      ___     75 days after filing pursuant to paragraph (a)(ii)

      ___     on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        OHIO NATIONAL VARIABLE ACCOUNT A

N-4 Item                Caption in Prospectus
---------               ---------------------
   1                    Cover Page

   2                    Glossary of Special Terms

   3                    Not applicable

   4                    Not applicable

   5                    The Ohio National Companies

   6                    Deductions and Expenses

   7                    Description of Variable Annuity Contracts

   8                    Annuity Period

   9                    Death Benefit

   10                   Accumulation Period

   11                   Surrender and Partial Withdrawal

   12                   Federal Tax Status

   13                   Not applicable

   14                   Table of Contents

                        Caption in Statement of Additional Information
                        ----------------------------------------------
   15                   Cover Page

   16                   Table of Contents

   17                   Not applicable

   18                   Custodian
                        Independent Certified Public Accountants

   19                   See Prospectus (Distribution of Variable Annuity Contracts)
                        Loans Under Tax-Sheltered Annuities

   20                   Underwriter

   21                   Calculation of Money Market Subaccount Yield
                        Total Return

   22                   See Prospectus (Annuity Period)

   23                   Financial Statements

                        Caption in Part C
                        -----------------
   24                   Financial Statements and Exhibits

   25                   Directors and Officers of the Depositor

   26                   Persons Controlled by or Under Common Control with the Depositor or
                        Registrant

   27                   Number of Contractowners

   28                   Indemnification

   29                   Principal Underwriter

   30                   Location of Accounts and Records

   31                   Not applicable

   32                   Not applicable

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS
                            FLEXIBLE PURCHASE PAYMENT
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                ONE FINANCIAL WAY
                             CINCINNATI, OHIO 45242
                            TELEPHONE (513) 794-6452


This prospectus offers a multiple funded, flexible purchase payment, individual variable annuity contract that provides for the accumulation of values and the payment of annuity benefits on a variable and/or fixed basis. Unless specifically stated otherwise, only provisions relating to the variable portion of the contracts are described in this prospectus. The fixed portion ("Guaranteed Accumulation Account") is briefly described in an appendix to the Statement of Additional Information.

Variable annuities are designed to provide lifetime annuity payments which will vary with the investment results of the investment vehicle chosen. The accumulation value of a contract will vary with the investment performance of Ohio National Fund, Inc. (the "Fund") or of other eligible investment companies ("Other Funds"), prior to the annuity payout date, and the amount of each annuity payment will vary with the investment performance of the Fund or Other Fund subsequent to the commencement of annuity payments. There can be no assurance that the value of a contract during the years prior to the annuity payout date or the aggregate amount of annuity payments received after such date will equal or exceed the purchase payments made therefor.

The variable annuity contracts offered by this prospectus are designed for (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code, (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,
(3) individual retirement annuities qualifying for tax-deferred treatment under
Section 408 of the Code, (4) state and municipal deferred compensation plans and
(5) non-tax-qualified retirement plans.

The minimum purchase payment is $100. Payments after the first payment may be made at any time. Generally the maximum purchase payment is $100,000 per year.


Purchase payments are allocated to one or more subaccounts of Ohio National Variable Account A ("VAA") as directed by the contract owner. VAA is a separate account established by The Ohio National Life Insurance Company ("Ohio National Life"). The assets of VAA are invested in shares of the Fund, a mutual fund having 13 portfolios in which the contracts' assets may be invested: Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio, International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio, Aggressive Growth Portfolio, Core Growth Portfolio, Growth & Income Portfolio, S&P 500 Index Portfolio and Social Awareness Portfolio. Other Funds in which contract assets may be invested are (a) the Emerging Markets Fund of the Montgomery Variable Series and (b) the VIP High Income Portfolio, VIP Equity - Income Portfolio and VIP Growth Portfolio of the Variable Insurance Products Fund. (See the accompanying prospectuses of the Fund and of the Other Funds which also contain information about other portfolios that are not available for the contracts offered herein.)


All or part of the contract's accumulation value may be withdrawn before the annuity payout date. Amounts withdrawn may be subject to federal income tax penalties. A contingent deferred sales charge up to 7% of the amount withdrawn may be assessed. After the first year, up to 10% of the accumulation value may be withdrawn each year without this charge. Exercise of contract rights may be subject to the terms of any qualified employee trust or annuity plan under which a contract is purchased. This prospectus contains no information concerning such trusts or plans.

The contracts offered hereby may be revoked by the purchaser without penalty within 20 days of their delivery.


THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS OFFERED BY THIS PROSPECTUS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997 THE STATEMENT OF ADDITIONAL
INFORMATION IS INCORPORATED HEREIN BY REFERENCE AND IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING OHIO NATIONAL LIFE AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON PAGE 2.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT PROSPECTUS OF OHIO NATIONAL FUND, INC.



                               May 1, 1997

                                TABLE OF CONTENTS

Fee Table..................................................3
     Financial Statements..................................4
The Ohio National Financial Services Group ................5
     Ohio National Life....................................5
     Ohio National Variable Account A .....................5
     Ohio National Fund, Inc...............................5
     Other Funds...........................................5
Distribution of Variable Annuity Contracts ................6
Deductions and Expenses....................................7
     Contingent Deferred Sales Charge .....................7
     Contract Administration Charge........................7
     Deduction For Administrative Expenses ................7
     Deduction For Risk Undertakings.......................8
     Transfer Fee..........................................8
     Deduction For State Premium Tax.......................8
     Fund Expenses.........................................8
Description of Variable Annuity Contracts .................8
     20-Day Free Look......................................8
     Accumulation Period...................................9
     Annuity Period.......................................12
     Contract Owner Inquiries.............................15
     Performance Data.....................................15
Federal Tax Status........................................15
IRA Disclosure Statement..................................19

                       STATEMENT OF ADDITIONAL INFORMATION

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
Transfer Limitations
Financial Statements for VAA and Ohio National Life
Appendix: Loans Under Tax-Sheltered Annuities
          Guaranteed Accumulation Account

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD - The period prior to the annuity payout date and during the lifetime of the annuitant.
ACCUMULATION UNIT - A unit of measure used to determine the value of contracts during the accumulation period.
ACCUMULATION VALUE - The cash value of an annuity contract before the annuity payout date.
ANNUITANT - Any natural person who is to receive or is receiving annuity payments and upon whose continuation of life annuity payments with life contingencies depend.
ANNUITY PAYOUT DATE - The date on which annuity payments are to begin.
ANNUITY PAYMENTS - Periodic payments made to an annuitant pursuant to an annuity contract.
ANNUITY UNIT - A unit of measure used to determine the second and subsequent variable annuity payments and reflecting the investment performance of the Fund. FUND - Ohio National Fund, Inc.
FUND SHARES - Shares of the Fund or of any Other Fund.
OTHER FUND - Any registered open-end investment company in which contract assets may be invested other than the Fund.
OWNER - During the lifetime of the designated annuitant and prior to the specified annuity payout date, the owner is the person in whose name the contract is registered. On and after the annuity payout date the annuitant becomes the owner. After the death of the annuitant, the beneficiary becomes the owner.
PURCHASE PAYMENTS - The amount of payments made by the owner or on his behalf under the annuity contract.
SETTLEMENT - The application of the accumulation value of an annuity contract under the settlement provisions contained therein.


SUBACCOUNT - The Equity subaccount, Money Market subaccount, Bond subaccount, Omni subaccount, International subaccount, Capital Appreciation subaccount, Small Cap subaccount, Global Contrarian subaccount, Aggressive Growth subaccount, Core Growth subaccount, Growth & Income subaccount, S&P 500 Index subaccount, Social Awareness subaccount, Emerging Markets subaccount, VIP High Income subaccount, VIP Equity - Income subaccount, VIP Growth subaccount, or any other subaccounts established under VAA.


VALUATION PERIOD - The period of time from one determination of accumulation unit and annuity unit values to their next determination. Such determination is made at the same time that the net asset value of Fund Shares is determined. See page 22 of the accompanying Fund prospectus, page 10 of the Emerging Markets Fund prospectus and page 27 of the Variable Insurance Products Fund prospectus.

1940 ACT - The Investment Company Act of 1940, as amended, or any similar successor federal legislation.

                                    FEE TABLE

CONTRACTOWNER TRANSACTION EXPENSES
Deferred Sales Load (as a percentage of            YEARS        PAYMENT
                                                   -----        -------
    value withdrawn; the                            1st          7%
    percentage varies with                          2nd          7%
    number of years from                            3rd          6%
    purchase payments to                            4th          5%
    which values relate)                            5th          4%
                                                    6th          2%
                                                    7th          1%
                                               8th and later     0%

Exchange (transfer) Fee                 $3 (currently no charge for the first 4 transfers per year)
Annual Contract Fee                     $35 (no fee if contract value exceeds $50,000)

VAA ANNUAL EXPENSES (as a percentage
   of average account value)
Mortality and Expense Risk Fees ***                     1.05%
Account Fees and Expenses                               0.25%
                                                        -----
Total VAA Annual Expenses                               1.30%

FUND ANNUAL EXPENSES (after fee waiver*)
    (as a percentage of the Fund's
         average net assets)                   MANAGEMENT        OTHER             TOTAL FUND
                                                 FEES           EXPENSES          EXPENSES


Equity                                          0.55%            0.19%             0.74%
Money Market*                                   0.25%            0.19%             0.44%
Bond                                            0.60%            0.19%             0.79%
Omni                                            0.58%            0.19%             0.77%
International                                   0.90%            0.25%             1.15%
Capital Appreciation                            0.80%            0.17%             0.97%
Small Cap                                       0.80%            0.16%             0.96%
Global Contrarian                               0.90%            0.39%             1.29%
Aggressive Growth                               0.80%            0.21%             1.01%
Core Growth**                                   0.95%            0.60%             1.55%
Growth & Income**                               0.85%            0.55%             1.40%
S&P 500 Index**                                 0.40%            0.20%             0.60%
Social Awareness**                              0.60%            0.25%             0.85%
Emerging Markets*                               0.23%            1.22%             1.45%
High Income                                     0.59%            0.12%             0.71%
Equity- Income                                  0.51%            0.07%             0.58%
Growth                                          0.61%            0.08%             0.69%


EXAMPLE - If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each subaccount, assuming 5% annual return:

                                            1 YEAR           3 YEARS           5 YEARS        10 YEARS
                                            ------           -------           -------        --------


Equity                                        $94             $128              $160             $255
Money Market*                                  92              120               146              224
Bond                                           95              130               163              261
Omni                                           95              129               162              258
International                                  98              140               180              296
Capital Appreciation                           97              135               172              279
Small Cap                                      97              134               171              278
Global Contrarian                             100              144               187              310
Aggressive Growth                              97              136               173              283
Core Growth**                                 102              151               N/A              N/A
Growth & Income**                             101              147               N/A              N/A



S&P 500 Index**                            $   93            $ 124               N/A              N/A
Social Awareness**                             95              131               N/A              N/A
Emerging Markets*                             101              148               194              325
High Income                                    94              127               159              252
Equity - Income                                93              124               153              239
Growth                                         94              127               158              250


EXAMPLE - If you do not surrender your contract or you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                            1 YEAR           3 YEARS           5 YEARS         10 YEARS
                                            ------           -------           -------         --------

Equity                                      $  23            $  69             $ 119            $ 255
Money Market*                                  20               60               104              224
Bond                                           23               71               122              261
Omni                                           23               70               120              258
International                                  27               82               140              296
Capital Appreciation                           25               76               131              279
Small Cap                                      25               76               130              278
Global Contrarian                              28               86               146              310
Aggressive Growth                              25               78               133              283
Core Growth**                                  31               94               N/A              N/A
Growth & Income**                              29               89               N/A              N/A
S&P 500 Index**                                21               65               N/A              N/A
Social Awareness**                             24               73               N/A              N/A
Emerging Markets*                              30               91               154              325
High Income                                    22               69               117              252
Equity - Income                                21               65               111              239
Growth                                         22               68               116              250



The purpose of the above table is to help you to understand the costs and expenses that a variable annuity contractowner will bear directly or indirectly. THE EXAMPLE INCLUDED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the example are aggregate amounts for the total number of years indicated. In the example, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the general account. Neither the table nor the example reflect any premium taxes that may be applicable to a contract, which currently range from 0% to 3.5%. The above table and example reflect only the charges for contracts currently offered by this prospectus and not other contracts that may be offered by Ohio National Life. For further details, see DEDUCTION For STATE PREMIUM TAXES, page 8.



*For the Money Market Portfolio, management fees in excess of 0.25% are presently being waived by the Fund's investment adviser. Without the waiver, the Money Market Portfolio's Management Fee would be 0.30%, its Total Fund Annual Expenses would be 0.49%, and its expenses would total $92 for a $1,000 contract surrendered at the end of 1 year, $121 if surrendered at the end of 3 years, $148 if surrendered at the end of 5 years or $230 if surrendered at the end of 10 years. For a $1,000 contract not surrendered, the expenses without the waiver would be $20 for 1 year, $62 for 3 years, $106 for 5 years or $230 for 10 years. For the Emerging Markets Portfolio, 1.02% of the 1.25% management fee was waived by Montgomery Asset Management, L.P. in 1996. Without the waiver, the Emerging Markets Portfolio's Total Fund Annual Expenses would have been 2.47% and its expenses would total $110 for a $1,000 contract surrendered at the end of 1 year, $176 if surrendered at the end of 3 years, $241 if surrendered at the end of 5 years or $416 if surrendered at the end of 10 years. For a $1,000 contract not surrendered, the expenses without the waiver would be $40 for 1 year, $120 for 3 years, $203 for 5 years or $416 for 10 years.



** The "Other Expenses" (and, accordingly, the Total Fund Expenses) for the Core
   Growth, Growth & Income, S&P 500 Index and Social Awareness Portfolios are based on estimates.


*** The Mortality and Expense risk fees may be changed at any time, but may not be increased to more than 1.55%

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, and the Independent Auditors' Reports thereon, may be found in the Statement of Additional Information.

                   THE OHIO NATIONAL FINANCIAL SERVICES GROUP

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio in 1909 as a stock life insurance company and became a mutual life insurance company in 1959. It writes life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $5.9 billion and equity in excess of $500 million. Its home office is located at One Financial Way, Cincinnati, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNT A

VAA was established in 1969 by Ohio National Life as a separate account under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. Income, gains and losses, whether or not realized, from assets allocated to VAA are, as provided in the contracts, credited to or charged against VAA without regard to other income, gains or losses of Ohio National Life. The assets maintained in VAA will not be charged with any liabilities arising out of any other business conducted by Ohio National Life. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are general corporate obligations of Ohio National Life. Accordingly, all of Ohio National Life's assets are available to meet its obligations under the contracts. VAA is registered as a unit investment trust under the 1940 Act.


The assets of the subaccounts of VAA are invested at net asset value (without an initial sales charge) in shares of corresponding portfolios of the Fund: the Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio (a flexible portfolio fund), International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio, Aggressive Growth Portfolio, Core Growth Portfolio, Growth & Income Portfolio, or Social Awareness Portfolio; assets of the Emerging Markets subaccount are invested in shares of the Emerging Markets Fund; assets of the VIP High Income subaccount, VIP Equity
- Income subaccount and VIP Growth subaccount are invested in corresponding Portfolios of the Variable Insurance Products Fund (VIP).


OHIO NATIONAL FUND, INC.

The Fund is a diversified, open-end, management investment company registered under the 1940 Act. The value of the Fund's investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in such investments to meet changes in economic conditions. The Fund receives investment advice, for a fee, from its investment adviser, Ohio National Investments, Inc., and from Societe Generale Asset Management Corp. (sub-adviser to the International and Global Contrarian Portfolios), T. Rowe Price Associates, Inc. (sub-adviser to the Capital Appreciation Portfolio), Founders Asset Management, Inc. (sub-adviser to the Small Cap Portfolio), Strong Capital Management, Inc. (sub-adviser to the Aggressive Growth Portfolio), Pilgrim Baxter & Associates, Ltd. (subadviser to the Core Growth Portfolio) and Robertson Stephens Investment Management, L.P. (subadviser to the Growth & Income Portfolio). For additional information concerning the Fund, including the investment objectives of each of its portfolios, see the attached Fund prospectus. Read the Fund prospectus carefully before investing. The Fund prospectus contains information about other portfolios that are not available for the contract offered herein.

OTHER FUNDS


The Other Funds are presently the Emerging Markets Fund and the High Income, Equity-Income and Growth Portfolios. The Emerging Markets Fund is a series of the Montgomery Funds III and is managed, for a fee, by Montgomery Asset Management, L.P. The VIP High Income, VIP Equity-Income and VIP Growth Portfolios are series of the Variable Insurance Products Fund (VIP) and are managed, for a fee, by Fidelity Management & Research Company. The Montgomery Fund III and the Variable Insurance Products Fund (VIP) are registered, open-end, investment companies the shares of which are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies. The value of investments in the Other Funds fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in those investments to meet changes in economic conditions. For additional information concerning the Other Funds, including their investment objectives, see their accompanying prospectuses. Read the prospectuses carefully before investing. (They contain information about additional funds that are not available for the contract offered herein.)


MIXED AND SHARED FUNDING

In addition to being offered to VAA, shares of the Fund are currently offered to other separate accounts of Ohio National Life in connection with variable annuity contracts and a separate account of Ohio National Life Assurance Corporation in connection with variable life insurance contracts. In the future, shares of the Fund may be offered to other insurance company separate accounts. Shares of the Other Funds are presently offered to variable annuity and variable life insurance separate accounts of other unaffiliated life insurance companies. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts or for separate accounts of other life insurance companies to invest in Fund Shares. Although neither Ohio National Life nor the Fund currently foresees any such disadvantage, the Board of Directors of the Fund and of each Other Fund will monitor events in order to identify any material conflict between different types of contractowners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of VAA`s participation in the Fund or an Other Fund. Material conflicts could result from such things as (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Fund or of an Other Fund; or (4) differences between voting instructions given by different types of contractowners.

VOTING RIGHTS

Ohio National Life shall vote Fund Shares held in VAA at meetings of shareholders of the Fund or of any Other Fund in accordance with voting instructions received from contract owners. The number of Fund Shares for which an owner is entitled to give instructions will be determined by Ohio National Life in the manner described below, not more than 90 days prior to the meeting of shareholders. Proxy material will be distributed to each owner together with appropriate forms for giving voting instructions. Fund Shares held in VAA, for which no timely instructions are received, will be voted by Ohio National Life in proportion to the instructions which are received with respect to all contracts participating in VAA.

During the accumulation period, the number of Fund Shares for which instructions may be given to Ohio National Life is determined by dividing the variable accumulation value of a subaccount of the contract by the net asset value of a share of the corresponding portfolio of the Fund or Other Fund as of the same date. During the annuity payment period, the number of Fund Shares for which such instructions may be given is determined by dividing the actuarial liability for variable annuities in the course of payment by the net asset value of a Fund Share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The variable annuity contracts are sold by Ohio National Life insurance agents who are also registered representatives of (a) The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, or (b) other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONE, Inc.," another wholly-owned subsidiary of Ohio National
Life) which is the principal underwriter of the contracts. Each of ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Ohio National Life pays ONE, Inc. 6.45% of purchase payments. ONE, Inc. then pays a portion of that amount to ONESCO and the other broker-dealers as compensation for their sales efforts. ONESCO and the other broker-dealers will remunerate their registered representatives from their own funds. Purchase payments on which no compensation is paid to registered representatives will not be included in amounts on which the sales compensation will be paid to ONE, Inc. To the extent that the amount of the contingent deferred sales charge received by Ohio National Life is not sufficient to recover the fee paid to ONE, Inc., any deficiency will be made up from Ohio National Life's general account assets which include, among other things, any profit from the mortality and expense risk charges.


                             DEDUCTIONS AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE


No deduction for sales expense is made from purchase payments. A contingent deferred sales charge may be assessed by Ohio National Life when a contract is surrendered or a partial withdrawal is made to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. The charge equals a percentage of the amount withdrawn. This percentage will vary with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:


                         YEARS                    PAYMENT
                          1st                       7%
                          2nd                       7%
                          3rd                       6%
                          4th                       5%
                          5th                       4%
                          6th                       2%
                          7th                       1%
                     8th and later                  0%

On or after the first contract anniversary, partial withdrawals of not more than 10% of the accumulation value (as of the last day of the prior contract year) may be made without the imposition of the contingent deferred sales charge.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or at the time of surrender of the contract), Ohio National Life will deduct a contract administration charge of $35 from the accumulation value to reimburse it for the expenses relating to the maintenance of the contract. This charge is not designed to produce a profit and Ohio National Life does not expect to recover from the charge any amount in excess of accumulated administrative expenses. There is no contract administration charge (a) for contracts having a value of at least $50,000 on the contract anniversary or (b) after the annuity payout date. Ohio National Life guarantees not to change the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

A deduction is made at the end of each valuation period equal to 0.25% on an annual basis of the contract value for administrative expenses. This deduction is not designed to produce a profit but to reimburse Ohio National Life for expenses incurred for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc., not covered by the contract administration charge.

DEDUCTION FOR RISK UNDERTAKINGS

Prior to the annuity payout date, Ohio National Life guarantees that the accumulation value of all contracts will not be affected by any excess of sales and administrative expenses over the deductions provided therefor. Ohio National Life also guarantees to pay a death benefit in the event of the annuitant's death prior to the annuity payout date (see Death Benefit, page 11). After the annuity payout date, Ohio National Life guarantees that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, Ohio National Life, in determining the accumulation unit values and the annuity unit values for each subaccount, makes a deduction from the applicable investment results equal to 1.05% of the contract value on an annual basis. That deduction may be decreased by Ohio National Life at any time and may be increased not more frequently then annually to not more than 1.55% on an annual basis. Although Ohio National Life views the risk charge as an indivisible whole, of the amount currently being deducted, it has estimated that a reasonable allocation would be 0.55% for mortality risk, and 0.50% for expense risk. Although Ohio National Life hopes to realize a profit from this charge, if the deduction is insufficient to cover the actual risk involved, the loss will fall on Ohio National Life; conversely, if the deduction proves more than sufficient, the excess will be a gain to Ohio National Life.

TRANSFER FEE

A transfer fee of $3 (which may be increased to $15) is made for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is effected. No fee is charged for the first four transfers each year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are presently 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in the South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% in the District of Columbia, 2.35% in California and 3.5% in Nevada. Normally, any such applicable taxes will not be deducted until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES
There are deductions from, and expenses paid out of, the assets of the Fund and of any Other Fund. These are described in the accompanying prospectuses of the Fund and of the Other Funds.

                    DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

20-DAY FREE LOOK

The contract owner may revoke the contract at any time until the end of 20 days after receipt of the contract and receive a refund of the entire purchase price. To revoke, the owner must return the contract to Ohio National Life within the 20 day period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the 20 day free look period.

ACCUMULATION PERIOD
PURCHASE PAYMENT PROVISIONS


The contracts provide for minimum purchase payments of $100 per payment and maximum payments of $100,000 per year. Ohio National Life may permit larger payments in its discretion. Subject to these limits, payments may be made at any time. Failure to make payments shall not constitute a default, but could result in involuntary termination (see Ohio National Life's Right to Terminate, page
10).


ACCUMULATION UNITS

Prior to the annuity payout date, the contract value is measured by accumulation units. Each purchase payment results in the crediting of accumulation units to the contract (see Crediting Accumulation Units, page 9). The number of accumulation units so credited remains constant but the dollar value of accumulation units will vary depending upon the investment results of the particular subaccount to which payments are allocated.

CREDITING ACCUMULATION UNITS

Completed application forms, together with a check for the first purchase payment, are forwarded to the home office of Ohio National Life for acceptance. Upon acceptance, a contract is issued to the contract owner, and the first purchase payment is then credited to the contract in the form of accumulation units. Initial purchase payments are credited not later than two business days after receipt if the application and all information necessary for processing the purchase payment are complete. If an application is not accepted within five business days, the purchase payment will be returned immediately to the applicant unless the applicant specifically consents to having Ohio National Life retain the purchase payment until the application is completed. After that, the purchase payment will be credited within two business days. Subsequent purchase payments are sent directly to the home office of Ohio National Life and are applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the value of the appropriate accumulation unit next computed after the payment is received at the home office of Ohio National Life.

ALLOCATION OF PURCHASE PAYMENTS

In the contract application, you may direct the allocation of your purchase payments among the subaccounts of VAA and the general account of Ohio National Life. The amount allocated to any subaccount or the general account must equal a whole percentage. The allocation of future purchase payments may be changed at any time upon written notice to the home office of Ohio National Life.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

The accumulation unit value of each subaccount of VAA was set at $10 when the first payment for these contracts was allocated to each subaccount. The accumulation unit value for any subsequent valuation period is determined by multiplying the accumulation unit value for the immediately preceding valuation period by the net investment factor (described below) for such subsequent valuation period. The accumulation value is determined by multiplying the total number of accumulation units (for each subaccount) credited to the contract by the accumulation unit value (for such subaccount) for the valuation period for which the accumulation value is being determined.

NET INVESTMENT FACTOR

The net investment factor is a quantitative measure of the investment results of each subaccount of VAA. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

 (a)  is -

      (1) the net asset value of the corresponding Fund Share determined as of the end of a valuation period, plus

      (2) The per share amount of any dividends or other distributions declared for that portfolio by the Fund or an Other Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

      (3) per share charge or credit for any taxes paid or reserved for which is determined by Ohio National Life to result from the maintenance or operation of that subaccount of VAA; (No federal income taxes are applicable under present law.)

 (b) is the net asset value of the corresponding Fund Share determined at the end of the preceding valuation period; and

 (c) is the deduction for administrative and sales expenses and risk undertakings. (See Deduction for Administrative Expenses, page 7, and, Deduction for Risk Undertakings, page 7.)

OHIO NATIONAL LIFE'S RIGHT TO TERMINATE

Ohio National Life may, at its option, require surrender of a contract on any anniversary when the accumulation value is less than $1,000. Such termination could have adverse tax consequences. (See Federal Tax Status, page 14.) Such termination will not be made on an individual retirement annuity (IRA) if a purchase payment has been made during the preceding two years, nor will it be made on an annuity funding a Section 403(b) salary reduction agreement.

SURRENDER AND PARTIAL WITHDRAWAL


Prior to the annuity payout date, or thereafter in the case of annuity Option 1(e) described below, the owner of a contract may surrender (totally withdraw the value of) his or her contract for its accumulation value or elect a partial (at least $100) withdrawal therefrom. These transactions may be subject to the contingent deferred sales charge described on page 7. That charge is a percentage of the total amount withdrawn. For example, if a partial withdrawal of $100 is requested during the first two years after the first purchase payment for which there are contract values, Ohio National Life would pay you $100, but the total amount deducted from the accumulation value would be $107.53 (i.e., $107.53 x 7% = $7.53). Unless otherwise specified, the withdrawal will be made pro-rata from the values of each subaccount. The amount available for withdrawal is the sum of the subaccount values less the contingent deferred sales charge, if any. In the case of a complete surrender, the amount payable is also reduced by the amount of the contract administration charge. Payment by Ohio National Life shall be made within seven days from the date of receipt of the request for such payment except as it may be deferred under the circumstances described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain retirement plans. See Tax Deferred Annuities, page 17. For tax consequences of a surrender or withdrawal, see Federal Tax Status, page 16.


Occasionally Ohio National Life may receive a request for a surrender or partial withdrawal which includes contract values derived from purchase payments which have not cleared the banking system. Ohio National Life may delay mailing that portion which relates to such payments until the check for the purchase payment has cleared. Ohio National Life requires the return of the contract in the case of a complete surrender.

The right to withdraw may be suspended or the date of payment postponed (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange, as determined by the Securities and Exchange Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in the Fund or Other Fund is not reasonably practical, or it is not reasonably practical to determine the value of the Fund's or Other Fund's net assets; or (3) or such other periods as the Commission may by order permit for the protection of security holders.

TRANSFERS AMONG SUBACCOUNTS

Contract values may be transferred from one subaccount to another upon the request of the owner. Transfers may be made at any time during the accumulation period. The amount of any such transfer must be at least $300 (or the entire value of the contract's interest in a subaccount, if less). Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund or Other Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund or Other Fund in its or their discretion, believes that the portfolio might otherwise be damaged. If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers (pursuant to a pre-existing DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. Contract owners whose transfer requests are not made will be so notified. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations. After the annuity payout date, transfers among subaccounts can only be made once each calendar quarter. Such transfers may then be made without a transfer fee. (See Transfer Fee, page 8, and Transfers After Annuity Payout Date, page 14). Not more than 20% of a contract's guaranteed accumulation value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable subaccounts during that contract year.


SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)


Ohio National Life administers a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300, (a) from any variable subaccount(s) to any other subaccount(s), including the Guaranteed Accumulation Account, or (b) from the Guaranteed Accumulation Account to any other subaccount(s), if the DCA program is established at the time the contract is issued, the DCA program is scheduled to begin within 6 months of contract issue and the term of the DCA program does not exceed 2 years. For transfers from variable subaccounts, at least 12 transfers must be scheduled and the term of the DCA program may not exceed 5 years. Each DCA transfer must be at least $500 and at least 12 DCA transfers must be scheduled. No transfer fee is charged for DCA transfers. Ohio National Life may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving Ohio National Life written notice at least 7 business days before the next scheduled transfer.



DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the General Accumulation Account or from a fund with a stabilized net asset value, such as the Money Market subaccount, will generally reduce the average total cost of indirectly purchasing Fund Shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a subaccount not having a stabilized net asset value, DCA will have the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer accumulation values from variable subaccounts to the General Accumulation Account, in anticipation of retirement, in order to reduce the risk of making a single transfer during a low market.


TELEPHONE TRANSFERS

If the contract owner first submits a pre-authorization form to Ohio National Life, transfers may be made by telephoning Ohio National Life, between 9:00 a.m. and 3:30 p.m. (Eastern time) on days that it is open for business, at 1-800-635-3225. Ohio National Life will honor pre-authorized telephone transfer instructions from anyone who is able to provide the personal identifying information requested, but reserves the right to refuse to honor any such request if that seems prudent. Telephone transfer requests will not be honored after the annuitant's death. Ohio National Life will use reasonable procedures to confirm that telephone instructions are genuine. (Otherwise, Ohio National Life may be liable for any losses due to unauthorized or fraudulent instructions.) A written confirmation will be sent following each telephone transfer.

DEATH BENEFIT


In the event of the death of the annuitant and any contingent annuitant prior to the annuity payout date, the contract provides a death benefit to be paid to a designated beneficiary. The amount of the death benefit will be determined as of the date of the annuitant's death. It will be paid in a single sum into an interest-bearing checking account established in the beneficiary's name with Bank One, Springfield, Illinois, unless the owner or beneficiary elects settlement under one or more of the settlement options provided in the contract. The checking account will bear interest based upon then current money market rates. The beneficiary will then be able to write checks against such amount at any time and in any amount up to the total in the account. These checks must be for a minimum of $250.

The death benefit will be the contract value if, (a) on the date of death or (b) as of any contract anniversary date, the sum of all withdrawals exceeds the remaining contract value. Otherwise, the death benefit will be the greatest of:
(a) the contract value; or (b) the net of purchase payments less withdrawals; or
(c) the stepped-up death benefit amount if the contract has been in effect for at least 5 years. For the 5-year period beginning on the fifth contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the fifth anniversary or (ii) the net of purchase payments less withdrawals made on or before the fifth anniversary. At the beginning of each later 5-year period (until the annuitant attains age 70), the stepped up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 5-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 5-year period after the fifth anniversary.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT


Ohio National Life and its affiliated companies offer a credit on the purchase of contracts by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. Ohio National Life credits the Guaranteed Accumulation Account of the eligible person's contract in the foregoing amounts at the time of each payment made by the eligible person.


TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, no surrender or partial withdrawal by a participant in the Program will be allowed until the first of these events occurs.

ANNUITY PERIOD
ANNUITY PAYOUT DATE

Annuity payments under a contract will begin on the annuity payout date. This date is selected by the owner at the time the contract is issued and must be at least 30 days after the contract date. It may be changed from time to time by the owner so long as the annuity payout date selected is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday; however, this restriction may be waived by mutual agreement between Ohio National Life and the owner.

The contracts include Ohio National Life's assurance that annuity payments will be paid for the lifetime of the annuitant in accordance with the annuity rates contained in the contract, regardless of actual mortality experience.


Other than in connection with annuity Option 1(e) described below, once annuity payments commence, the contract cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary shall be entitled to surrender the contract for the commuted value of any remaining period- certain payments. Surrenders and partial withdrawals from Option 1(e) are permitted at any time.

ANNUITY OPTIONS

The owner may elect one or more of the following annuity options, and may change such election anytime before the annuity payout date.

Option 1(a):    Life Annuity with installment payments for the lifetime of the annuitant (under this option it is possible for the annuitant to receive only one payment; this could happen if the annuitant should die before receiving the second payment; there is no residual value of the contract after annuitant's death).
Option 1(b):    Life Annuity with installment payments guaranteed for five years and continuing thereafter during the remaining lifetime of the annuitant.
Option 1(c):    Life Annuity with installment payments guaranteed for ten years and continuing thereafter during the remaining lifetime of the annuitant.
Option 1(d):    Installment Refund Life Annuity with payments guaranteed for a period certain and continuing thereafter during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 1(e):    Installment Refund annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuities only. Although the deduction for risk undertakings is taken from annuity unit values, Ohio National
                Life has no mortality risk during the annuity payout period under this option.

Option 2(a):    Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and continuing during the lifetime of a designated contingent annuitant (under this option it is possible for the annuitant and contingent annuitant to receive only one payment; this could happen if both were to die before receiving the second payment).
Option 2(b):    Joint & Survivor Life Annuity with installment payments
                guaranteed for ten years and continuing thereafter during the remaining lifetime of the annuitant or a designated contingent annuitant.


Other settlement options are available as agreed to by Ohio National Life.


Unless the contract owner directs otherwise, as of the annuity payout date the contract values will be applied to provide annuity payments pro-rata from each subaccount in the same proportion as the contract values immediately prior to the annuity payout date.

If no election is in effect on the annuity payout date, the accumulation value of the contract will be applied under Option 1(c) (except that certain contracts might require a Joint and Survivor Annuity pursuant to the Pension Reform Act of 1974, as amended) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. Options 2(a) and 2(b) are available only with the consent of Ohio National Life if the contingent annuitant is not related to the annuitant.


The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status, page 16), which could result in your payments being fully taxable to you. Should the IRS so rule. Ohio National may be required to tax report up to the full value of the annuity to you as taxable income.


DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying the accumulation value for each subaccount in accordance with the settlement option tables contained in the contract. The rates contained in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. Contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes use annuity tables which do not vary with annuitant's sex. The accumulation value to be applied is determined at the end of a valuation period (selected by Ohio National Life and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount to be applied under an option is less than $5,000, the option shall not be available and accumulation value shall be paid in a single sum to the annuitant. If the first periodic payment under any option would be less than $25, Ohio National Life reserves the right to change the frequency of payments so that the first such payment is at least $25.

ANNUITY UNIT AND THE DETERMINATION OF SUBSEQUENT PAYMENTS

Subsequent variable annuity payments will vary to reflect the investment performance of each applicable subaccount. The amount of each subsequent payment is determined by annuity units. The number of annuity units for each subaccount is determined by dividing the dollar amount of the first annuity payment from each subaccount by the value of the subaccount annuity unit for the same valuation period used to determine the accumulation value of the contract applied to provide annuity payments. This number of annuity units remains fixed during the annuity payment period unless changed as provided below.

The annuity unit value for each subaccount was set at $10 for the valuation period as of which the first variable annuity payable from each subaccount of VAA was calculated. The annuity unit value for each subsequent valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (see page 9) for such subsequent valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each subsequent variable annuity payment is equal to the fixed number of annuity units for each subaccount multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would be level.

TRANSFERS AFTER ANNUITY PAYOUT DATE

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the subaccount(s) on which variable annuity payments are based. On at least 30 days written notice to Ohio National Life at its home office, that portion of the periodic variable annuity payment directed by the annuitant will be changed to reflect the investment results of a different subaccount. The annuity payment immediately after such change will be the amount that would have been paid without such change. Subsequent payments will reflect the new mix of subaccount allocation.

OTHER CONTRACT PROVISIONS
ASSIGNMENT

Any amount payable in settlement of the contracts may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to any person other than Ohio National Life. To the extent permitted by law, no such amounts shall be subject in any way to any legal process to subject them to payment of any claims against an annuitant before the annuity payout date. A tax-qualified contract may not, but a non-tax-qualified contract may, be collaterally assigned before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to (1) the annuitant, (2) a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code, or (3) the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or (4) as otherwise permitted by laws and regulations governing plans for which the contract may be issued. Ownership of a non-tax-qualified contract may be transferred.

PERIODIC REPORTS

Ohio National Life will furnish each owner, once each calendar quarter prior to the annuity payout date, a statement showing the number of accumulation units credited to the contract by subaccount and the accumulation unit value of each such unit as of the end of the preceding quarter. In addition, as long as the contract remains in effect, Ohio National Life will forward any periodic reports of the Fund or the Other Funds.

SUBSTITUTION FOR FUND SHARES

If investment in the Fund or any Other Fund is no longer possible or in Ohio National Life's judgment becomes inappropriate to the purposes of the contract, Ohio National Life may substitute one or more other mutual funds. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. We may also add other investment portfolios of the Fund or of additional Other Funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Any questions from contract owners should be directed to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone (513) 794-6452.

PERFORMANCE DATA

Ohio National Life may advertise performance data for the various portfolios of the Fund or Other Funds showing the percentage change in the value of an accumulation unit based on the performance of the applicable portfolio over a period of time (usually a calendar year). Such percentage change is determined by dividing the increase (or decrease) in value for the unit by the accumulation unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges under the contract but will not reflect the deduction of any applicable contract administration charge or contingent deferred sales charge. The deduction of any applicable contract administration charge or contingent deferred sales charge would reduce any percentage increase or make greater any percentage decrease.

Any such advertising will also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures will reflect the deduction of applicable contract administration charges and contingent deferred sales charges as well as applicable asset-based charges.

Ohio National Life may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. Tax laws can change, even with respect to contracts that have already been issued. Tax law revisions, with unfavorable consequences to contracts offered by this prospectus, could have retroactive effect on previously issued contracts or on subsequent voluntary transactions in previously issued contracts.

Ohio National Life is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, the operations of Ohio National Life, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, no federal income tax is payable under present law on dividend income or capital gains distributions from Fund Shares held in VAA or upon capital gains realized by VAA on redemption of Fund Shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the year of receipt.

The contracts described in this prospectus are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the accumulation value of the contract is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution (provided that the owner of a non-tax qualified contract must be a natural person for this purpose). With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the owner during the current tax year.

When annuity payments commence under the contract each payment is taxable under
Section 72 of the Code as ordinary income in the year of receipt if the annuitant has neither paid any portion of the purchase payments for the contract nor has previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once your "investment in the contract" is recovered, the entire portion of each annuity payment will be included in your taxable income.

If an election is made to receive the accumulated value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as recovery of your "investment in the contract". Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is (1) received on or after the taxpayer reaches age 59-1/2; (2) made to a beneficiary on or after the death of the annuitant; (3) attributable to the taxpayer's becoming disabled; (4) made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);
(5) from a contract that is a qualified funding asset for purposes of a structured settlement; (6) made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity, or (7) incident to divorce. If an election is made not to have withholding apply to the early withdrawal or if an insufficient amount is withheld, the contract owner may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, purchase payments made for annuity contracts purchased for employees by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the aggregate purchase payments plus any other amounts contributed to the purchase of a contract and toward benefits under qualified retirement plans do not exceed the exclusion allowance determined for the employee as set forth in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received by an employee under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, pursuant to a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee (a) attains age 59-1/2, (b) separates from the employer's service, (c) dies, (d) becomes disabled as defined in the Code, or (e) incurs a financial hardship as defined in the Code. In the case of hardship, cash distributions may not exceed the amount of such purchase payments. These restrictions do not affect rights to transfer investments among the subaccounts and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, pursuant to a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from gross income of the employee. The portion, if any, of the purchase payments made by the employee, or which is considered taxable income to the employee in the year such payments are made, constitutes an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from gross income of the employee.

The Code requires that plans must prohibit any distribution to a plan participant prior to age 59-1/2, except in the event of death, total disability or separation from service. Distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70-1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59-1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. The taxpayer can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and thereafter no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). The employee receiving such a distribution may be able to make a "tax-free rollover" of the distribution less the employee's "investment in the contract" into another qualified plan in which the employee is a participant or into one of the types of individual retirement arrangements permitted under the Code. An employee's surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that an individual may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if such person or the person's spouse is not an "active participant" in an employer maintained qualified retirement plan or such person has adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $25,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $25,000-$35,000. For married couples filing jointly, the applicable dollar limitation is $40,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $40,000- $50,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $35,000 for individuals and $50,000 for married couples filing jointly. In the alternative, an individual otherwise qualified for an IRA may elect to contribute to an IRA for the individual and for the individual's non-working spouse, with the total deduction limited to $4,000.

Individuals are permitted to make non-deductible IRA contributions to the extent they are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA, and is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59-1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if such amount is not withdrawn prior to the filing of the income tax return for the year of contribution or applied as an allowable contribution for a subsequent year. The excise tax will continue to apply each year until the excess contribution is corrected. Distributions after age 59-1/2 are treated as ordinary income at the time received. Distributions must commence before April 1 following the year in which the individual reaches age 70-1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.


Certain employees who participate in a SEPP will be entitled to elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $9,500 for 1997. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year.


An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding on annuity payments is required. However, recipients of annuity payments are allowed to elect not to have the tax withheld. Such an election may be revoked at any time with respect to annuity payments and thereafter withholding would commence. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.

                                   APPENDIX A
                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your simplified employee pension IRA (SEPP-IRA) for employer contributions, or to one you purchase for your spouse (see "IRA for Non-working Spouse", page 19). You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 20 days after it is delivered (see page 8). This is a more liberal provision than is required in connection with IRA's. To exercise this "free-look" provision write or call the address shown below: The Ohio National Life Insurance Company

P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: (513) 794-6452 - 8:30 a.m.  - 4:30 p.m.  (Eastern Time Zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you or your spouse is not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $25,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $25,000-$35,000. For married couples filing jointly, the applicable dollar limitation is $40,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $40,000-$50,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $35,000 for individuals and $50,000 for married couples filing jointly.


Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $9,500 for 1997. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year.


The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $22,500. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions, page 19, for penalties imposed on withdrawal when the contribution exceeds $2,000).

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you will also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRAs (ii) $4,000, or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to a penalty. See above under "Contributions and Deductions." If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59-1/2 or totally disabled. (You may, however, assign your IRA or SEPP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA (or SEPP-IRA). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age or 59-1/2 totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59-1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59-1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE OR UNDER DISTRIBUTIONS - 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70-1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

PROTOTYPE STATUS

The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                     ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                                 AGE 60                             AGE 65                             AGE 70
                               GUARANTEED                         GUARANTEED                         GUARANTEED
                             SURRENDER VALUE                    SURRENDER VALUE                    SURRENDER VALUE
                     -----------------------------      -------------------------------    ------------------------------
                                         $2,000                              $2,000                             $2,000
                        $1,000          ONE TIME           $1,000           ONE TIME          $1,000           ONE TIME
     CONTRACT           ANNUAL          LUMP SUM           ANNUAL           LUMP SUM          ANNUAL           LUMP SUM
    ANNIVERSARY      CONTRIBUTIONS    CONTRIBUTION      CONTRIBUTIONS     CONTRIBUTION     CONTRIBUTIONS     CONTRIBUTION
    -----------      -------------    ------------      -------------     ------------     -------------     ------------
         1           $   925.35        $  2,027.45         $   925.35     $  2,027.45       $   925.35       $  2,027.45
         2             1,878.46           2,055.72           1,878.46        2,055.72         1,878.46          2,055.72
         3             2,870.01           2,083.76           2,870.01        2,083.76         2,870.01          2,083.76
         4             3,901.83           2,111.91           3,901.83        2,111.91         3,901.83          2,111.91
         5             4,975.45           2,140.16           4,975.45        2,104.16         4,975.45          2,140.16
         6             6,102.14           2,166.24           6,102.14        2,166.24         6,102.14          2,166.24
         7             7,276.08           2,194.24           7,276.08        2,194.24         7,276.08          2,194.24
         8             8,497.12           2,222.31           8,497.12        2,222.31         8,497.12          2,222.31
         9             9,757.56           2,253.98           9,757.56        2,253.98         9,757.56          2,253.98
        10            11,055.81           2,286.60          11,055.81        2,286.60        11,055.81          2,286.60
        15            18,155.17           2,464.97          18,155.17        2,464.97        18,155.17          2,464.97
        20            26,385.27           2,671.76          26,385.27        2,671.76        26,385.27          2,671.76
        25            35,926.22           2,911.48          35,926.22        2,911.48        35,926.22          2,911.48
        30            46,986.79           3,189.39          46,986.79        3,189.39        46,986.79          3,189.39
        35            59,809.02           3,511.55          59,809.02        3,511.55        59,809.02          3,511.55
        40            74,673.50           3,885.03          74,673.50        3,885.03        74,673.50          3,885.03
        45            91,905.51           4,318.00          91,905.51        4,318.00        91,905.51          4,318.00
        50           111,882.13           4,819.92         111,882.13        4,819.92       111,882.13          4,819.92
        55           135,040.51           5,401.79         135,040.51        5,401.79       135,040.51          5,401.79
        60           161,887.42           6,076.34         161,887.42        6,076.34       161,887.42          6,076.34
        65                                                 193,010.34        6,858.32       193,010.34          6,858.32
        70                                                                                  229,090.34          7,764.85

* Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.

* The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Cincinnati, Ohio 45242
                            Telephone (513) 794-6452

                       STATEMENT OF ADDITIONAL INFORMATION


                                 May 1, 1997



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated May 1, 1997. To obtain a free copy of the VAA prospectus, write or call The Ohio National Life Insurance Company ("Ohio National Life") at the above address.


                                                    Table of Contents

                  Custodian . . . . . . . . . . . . . . . . . . . . . . .  . . . . .  2
                  Independent Certified Public Accountants . . . . . . . . . . . . .  2
                  Underwriter . . . . . . . . . . . . . . . . . . . . . .  . . . . .  2
                  Calculation of Money Market Subaccount Yield . . . . . . . . . . .  3
                  Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
                  Transfer Limitations . . . . . . . . . . . . . . . . . . . . . . .  4
                  Financial Statements . . . . . . . . . . . . . . . . . . . . . . .  5
                  Appendix:
                           Loans Under Tax-sheltered Annuities . . . . . . . . . . . 47
                           Guaranteed Accumulation Account . .  . . . . . . . . . . .47

                                   "EXPLORER"
                                VARIABLE ANNUITY

CUSTODIAN

Ohio National Life has executed an agreement with Star Bank, N.A. ("the Bank"), Cincinnati, Ohio, pursuant to which the shares of Ohio National Fund, Inc. ("Fund") and other assets credited to VAA in connection with these contracts will be held in the custody of the Bank. The agreement provides that the Bank will purchase Fund shares at their net asset value determined as of the end of the valuation period of VAA during which the purchase payment is received by Ohio National Life for outstanding contracts or, in the case of new contracts, the value determined as of the end of the valuation period during which the contract is issued. The Bank effects redemptions of Fund shares held by VAA upon instructions from Ohio National Life at net asset value determined as of the end of the valuation period of VAA during which a redemption request is received or made by Ohio National Life. In addition, the Bank maintains appropriate records with respect to all transactions in Fund shares relative to VAA.

The agreement requires the Bank to have at all times an aggregate capital, surplus and undivided profit of not less than $2 million and prohibits resignation by the Bank until (a) a successor custodian bank having the qualifications enumerated above shall have agreed to serve as custodian, or (b) VAA has been completely liquidated and the proceeds of such liquidation properly distributed. Subject to these conditions the agreement of custodianship may be terminated by either party upon sixty days written notice. For its services as custodian, the Bank will be paid a fee to be agreed upon from time to time by the Bank and Ohio National Life.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The financial statements of VAA as of December 31, 1996 and for the periods indicated herein and Ohio National Life's consolidated financial statements as of December 31, 1996 and 1995 and for the periods indicated herein have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


UNDERWRITER


The offering of the contracts is continuous. Prior to May 1, 1997, The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, was the principal underwriter of the contracts. The aggregate amount of underwriting commissions paid to ONESCO with respect to contracts issued by VAA, and the amounts retained by ONESCO, for each of the last three years have been:



                        Aggregate             Retained
          Year          Commissions          Commissions
          1996          $2,461,096            $239,957
          1995           1,645,426             151,215
          1994           1,562,146             178,330



Since May 1, 1997, Ohio National Equities, Inc., another wholly-owned subsidiary of Ohio National Life, has been the principal underwriter of the contracts.

CALCULATION OF MONEY MARKET SUBACCOUNT YIELD


The current yield of the Money Market subaccount for the seven days ended on December 31, 1996, was 4.27%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the subaccount at the beginning of the seven-day period, dividing the net change in subaccount value by the value of the subaccount at the beginning of the base period to obtain the base period return, and multiplying the difference by 365/7. The resulting figure is carried to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract with respect to a particular subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                     P(1 + T(n) = ERV

         where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
                        ERV = the ending redeemable value of a hypothetical
                              $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).


For this purpose, it should be noted that the current series of contracts were initially offered on March 25, 1997. The data based upon the performance of the subaccounts prior to that date is presented as if the same charges and deductions applicable to the current contracts had been in effect from the inception of each corresponding portfolio of the Fund or Other Funds. Note also that, for purposes of these calculations, the annual contract administration charge of $35 has been converted to an annualized percentage charge of 0.18%. This is based upon an estimated average accumulation value of $19,000 for contracts in this series. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher accumulation value and greater than that percentage for contracts having a lower accumulation value.

The average annual total returns for current contracts in each of the subaccounts from the inception of the subaccount and for the one-, five- and ten-year periods ending on December 31, 1996, and assuming surrender of the contract on the latter date, are as follows:



                                    One            Five           Ten           From           Inception
                                    Year           Years         Years        Inception         Date
                                    ------         ------       ------        ---------       ----------
Equity                              16.69%         11.52%       11.30%           8.90%        10-06-69
Money Market                         3.70%          2.68%        4.14%           5.91%        03-20-80
Bond                                 2.25%          5.63%        5.92%           7.13%        11-02-82
Omni                                13.92%         10.50%        8.96%           9.99%        09-10-84

                                    One            Five           Ten           From           Inception
                                    Year           Years         Years        Inception        _Date__
International                       12.88%           N/A          N/A          14.56%         04-30-93
Capital Appreciation                14.13%           N/A          N/A          14.27%         05-01-94
Small Cap                           16.06%           N/A          N/A          25.32%         05-01-94
Global Contrarian                   10.52%           N/A          N/A          10.45%         03-31-95
Aggressive Growth                   -0.65%           N/A          N/A          13.44%         03-31-95
Core Growth                           N/A            N/A          N/A            N/A          01-03-97
Growth & Income                       N/A            N/A          N/A            N/A          01-03-97
S&P 500 Index                         N/A            N/A          N/A            N/A          01-03-97
Social Awareness                      N/A            N/A          N/A            N/A          01-03-97
Emerging Markets                      N/A            N/A          N/A           6.11%         02-02-96
High Income                         14.03%         14.96%       11.12%           N/A          09-19-85
Equity-Income                       14.28%         17.98%       13.74%           N/A          10-09-86
Growth                              14.71%         15.16%       15.15%           N/A          10-09-86


TRANSFER LIMITATIONS

To the extent that transfers, surrenders, partial withdrawals and annuity payments from a subaccount exceed net purchase payments and transfers into that subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio's securities on short notice could be detrimental to that portfolio and to contractowners with values allocated to the corresponding subaccount. To protect the interests of all contractowners, Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund, in its or their discretion, believes that the portfolio might otherwise be damaged.

If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers (that is, those pursuant to a pre-existing dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. Contractowners whose transfer requests are not made will be so notified. Current SEC rules preclude Ohio National Life from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations.

                        OHIO NATIONAL VARIABLE ACCOUNT A
                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
         The Ohio National Life Insurance Company

The Contract Owners
         Ohio National Variable Account A

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account A as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit values for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by examination of the underlying mutual fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account A at December 31, 1996, and the results of its operations, changes in contract owners' equity and changes in unit values for each of the periods indicated herein, in conformity with generally accepted accounting principles.


                                                           KPMG PEAT MARWICK LLP


Cincinnati, Ohio
January 28, 1997
================================================================================


                        OHIO NATIONAL VARIABLE ACCOUNT A
                STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1996


                                            MONEY                                            INTER-          CAPITAL
                           EQUITY           MARKET           BOND            OMNI           NATIONAL          APPREC.
                         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                         ----------       ----------      ----------      ----------       ----------       ----------
Assets - Investments
at market value
(note 2)                $89,459,131      $5,794,782      $5,182,509      $58,137,874      $47,781,648      $10,651,100
                        ===========      ==========      ==========      ===========      ===========      ===========

Contract owners'
equity:
   Contracts in
   accumulation
   period (note 3)      $89,037,185      $5,678,335      $5,173,030      $58,026,674      $47,781,648      $10,651,100
   Annuity reserves
   for contracts in
   payment period           421,946         116,447           9,479          111,200                0                0
                        -----------      ----------      ----------      -----------      -----------      -----------
Total contract
owners' equity          $89,459,131      $5,794,782      $5,182,509      $58,137,874      $47,781,648     $10,651,100
                        ===========      ==========      ==========      ===========      ===========     ===========


                           SMALL            GLOBAL        AGGRESS.
                            CAP             CONTR.         GROWTH
                         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                         ----------       ----------      ----------
Assets - Investments
at market value
(note 2)                $13,015,805      $2,363,815      $2,620,454
                        ===========      ==========      ==========

Contract owners'
equity:
   Contracts in
   accumulation
   period (note 3)      $13,015,805      $2,363,815      $2,620,454
   Annuity reserves
   for contracts in
   payment period                 0               0               0
                        -----------      ----------      ----------
Total contract
owners' equity          $13,015,805      $2,363,815      $2,620,454
                        ===========      ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                                  FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995


OHIO NATIONAL VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY


                                                    EQUITY                    MONEY MARKET                  BOND
                                                  SUBACCOUNT                   SUBACCOUNT                SUBACCOUNT
                                              1996           1995           1996        1995          1996         1995
                                              ----           ----           ----        ----          ----         ----
Investment activity:
 Reinvested capital gains
  and dividends..........................   $3,309,014   $ 1,723,423    $  264,732   $  189,597    $  318,092  $  211,780
 Risk and administrative
  expense (note 4).......................     (847,614)     (651,801)      (51,812)     (34,079)      (53,743)    (44,400)
                                            ----------   -----------    ----------   ----------    ----------  ----------
   Net investment activity...............    2,461,400     1,071,622       212,920      155,518       264,349     167,380
                                            ----------   -----------    ----------   ----------    ----------  ----------
 Realized and Unrealized gain
 (loss) on investments:
  Realized gain (loss)...................    1,192,086       904,829        (4,499)           0         9,435       6,646
  Unrealized gain (loss).................    8,919,868    11,625,942             0            0      (134,060)    482,005
                                            ----------   -----------    ----------   ----------    ----------  ----------
   Net gain (loss) on
     investments.........................   10,111,954    12,530,771        (4,499)           0      (124,625)    488,651
                                            ----------   -----------    ----------   ----------    ----------  ----------
    Net increase in contract
      owners' equity from
      operations.........................   12,573,354    13,602,393       208,421      155,518       139,724     656,031
                                            ----------   -----------    ----------   ----------    ----------  ----------

Equity transactions:
 Sales:
  Contract purchase payments.............   10,413,119     8,103,486     3,610,654    2,272,210       926,817     959,158
  Transfers from fixed and
   other subaccounts.....................    2,817,812     3,069,834     1,135,004    1,882,448       101,994     303,129
                                            ----------   -----------    ----------   ----------    ----------  ----------
                                            13,230,931    11,173,320     4,745,658    4,154,658     1,028,811   1,262,287
                                            ----------   -----------    ----------   ----------    ----------  ----------
 Redemptions:
  Withdrawals and surrenders.............    3,340,783     2,826,751       582,380      305,731       364,781     271,658
  Annuity and death benefit
   payments..............................      721,495       599,141        64,028       16,451        10,774      25,808
  Transfers to fixed and
   other subaccounts.....................    1,718,941     2,340,950     3,419,115    2,691,865       367,550     193,959
                                            ----------   -----------    ----------   ----------    ----------  ----------

                                             5,781,219     5,766,842     4,065,523    3,014,047       743,105     491,425
                                            ----------   -----------    ----------   ----------    ----------  ----------

   Net equity transactions...............    7,449,712     5,406,478       680,135    1,140,611       285,706     770,862
                                            ----------   -----------    ----------   ----------    ----------  ----------
    Net change in contract
      owners' equity.....................   20,023,066    19,008,871       888,556    1,296,129       425,430   1,426,893
Contract owners' equity:
 Beginning of period.....................   69,436,065    50,427,194     4,906,226    3,610,097     4,757,079   3,330,186
                                            ----------   -----------    ----------   ----------    ----------  ----------
 End of period...........................  $89,459,131   $69,436,065    $5,794,782   $4,906,226    $5,182,509  $4,757,079
                                           ===========   ===========    ==========   ==========    ==========  ==========



                                                     OMNI                      INTERNATIONAL
                                                  SUBACCOUNT                    SUBACCOUNT
                                               1996          1995           1996           1995
                                               ----          ----           ----           ----
Investment activity:
 Reinvested capital gains
  and dividends..........................  $ 2,223,475   $ 1,108,038    $ 2,272,474   $   991,686
 Risk and administrative
  expense (note 4).......................     (551,635)     (425,306)      (434,384)     (312,946)
                                           -----------   -----------    -----------   -----------
   Net investment activity...............    1,671,840       682,732      1,838,090       678,740
                                           -----------   -----------    -----------   -----------

 Realized and Unrealized gain
 (loss) on investments:
  Realized gain (loss)...................      577,644       435,547        224,983       137,917
  Unrealized gain (loss).................    4,606,392     6,398,204      2,790,398     2,266,142
                                           -----------   -----------    -----------   -----------
   Net gain (loss) on
     investments.........................    5,184,036     6,833,751      3,015,381     2,404,059
                                           -----------   -----------    -----------   -----------
    Net increase in contract
      owners' equity from
      operations.........................    6,855,876     7,516,483      4,853,471     3,082,799
                                           -----------   -----------    -----------   -----------

Equity transactions:
 Sales:
  Contract purchase payments.............    9,082,596     5,062,792      9,913,128     7,753,900
  Transfers from fixed and
   other subaccounts.....................    1,632,769       793,343      2,659,338     1,305,223
                                           -----------   -----------    -----------   -----------
                                            10,715,365     5,856,135     12,572,466     9,059,123
                                           -----------   -----------    -----------   -----------

 Redemptions:
  Withdrawals and surrenders.............    2,246,180     2,021,783      1,338,114     1,134,559
  Annuity and death benefit
   payments..............................      554,361       116,467        210,138        54,693
  Transfers to fixed and
   other subaccounts.....................      992,890     2,043,636      1,226,211     3,141,268
                                           -----------   -----------    -----------   -----------

                                             3,793,431     4,181,886      2,774,463     4,330,520
                                           -----------   -----------    -----------   -----------

   Net equity transactions...............    6,921,934     1,674,249      9,798,003     4,728,603
    Net change in contract
                                           -----------   -----------    -----------   -----------
      owners' equity.....................   13,777,810     9,190,732     14,651,474     7,811,402
Contract owners' equity:
 Beginning of period.....................   44,360,064    35,169,332     33,130,174    25,318,772
                                           -----------   -----------    -----------   -----------
 End of period...........................  $58,137,874   $44,360,064    $47,781,648   $33,130,174
                                           ===========   ===========    ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                                FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995

NATIONAL VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY


                                              CAPITAL APPRECIATION            SMALL CAP             GLOBAL CONTRARIAN
                                                    SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                                1996         1995          1996         1995         1996       1995(a)
                                                ----         ----          ----         ----         ----       -------
Investment activity:
 Reinvested capital gains
  and dividends..........................  $   383,454   $   55,307   $   176,709   $    8,230   $   44,575   $  1,259
 Risk and administrative
  expense (note 4).......................      (72,491)     (19,404)      (87,665)     (23,562)     (14,459)    (2,801)
                                           -----------   ----------   -----------   ----------   ----------   --------
   Net investment activity...............      310,963       35,903        89,044      (15,332)      30,116     (1,542)
                                           -----------   ----------   -----------   ----------   ----------   --------

 Realized and Unrealized gain
   (loss) on investments:
  Realized gain (loss)...................       19,693       16,743        70,688       32,092        2,571       (587)
  Unrealized gain (loss).................      711,617      291,929     1,202,984      609,033       89,145     13,613
                                           -----------   ----------   -----------   ----------   ----------   --------
   Net gain (loss) on
     investments.........................      731,310      308,672     1,273,672      641,125       91,716     13,026
                                           -----------   ----------   -----------   ----------   ----------   --------
    Net increase in contract
      owners' equity from
      operations.........................    1,042,273      344,575     1,362,716      625,793      121,832     11,484
                                           -----------   ----------   -----------   ----------   ----------   --------

Equity transactions:
 Sales:
  Contract purchase payments.............    4,558,526    2,638,520     5,157,859    2,704,917    1,572,884    508,497
  Transfers from fixed and
   other subaccounts.....................    1,340,463      806,607     2,096,958    1,195,795      199,996     38,361
                                           -----------   ----------   -----------   ----------   ----------   --------

                                             5,898,989    3,445,127     7,254,817    3,900,712    1,772,880    546,858
                                           -----------   ----------   -----------   ----------   ----------   --------

 Redemptions:
  Withdrawals and surrenders.............      187,862       59,207       260,751       81,418       21,116      1,715
  Annuity and death benefit
   payments..............................       47,472            0        66,443       16,255        8,926          0
  Transfers to fixed and
   other subaccounts.....................      262,392       70,828       498,005      121,816       49,840      7,642
                                           -----------   ----------   -----------   ----------   ----------   --------

                                               497,726      130,035       825,199      219,489       79,882      9,357
                                           -----------   ----------   -----------   ----------   ----------   --------

   Net equity transactions...............    5,401,263    3,315,092     6,429,618    3,681,223    1,692,998    537,501
                                           -----------   ----------   -----------   ----------   ----------   --------
    Net change in contract
      owners' equity.....................    6,443,536    3,659,667     7,792,334    4,307,016    1,814,830    548,985
Contract owners' equity:
 Beginning of period.....................    4,207,564      547,897     5,223,471      916,455      548,985          0
                                           -----------   ----------   -----------   ----------   ----------   --------

 End of period...........................  $10,651,100   $4,207,564   $13,015,805   $5,223,471   $2,363,815   $548,985
                                           ===========   ==========   ===========   ==========   ==========   ========


                                             AGGRESSIVE GROWTH
                                                 SUBACCOUNT
                                               1996      1995 (a)
                                               ----      --------
Investment activity:
 Reinvested capital gains
  and dividends..........................  $  244,914  $ 12,988
 Risk and administrative
  expense (note 4).......................     (15,097)   (1,499)
                                            ---------  --------
   Net investment activity...............     229,817    11,489
                                            ---------  --------

 Realized and Unrealized gain
   (loss) on investments:
  Realized gain (loss)...................     (10,234)    4,085
  Unrealized gain (loss).................    (166,627)   23,386
                                            ---------  --------
   Net gain (loss) on
     investments.........................    (176,861)   27,471
                                            ---------  --------
    Net increase in contract
      owners' equity from
      operations.........................      52,956    38,960
                                            ---------  --------

Equity transactions:
 Sales:
  Contract purchase payments.............   1,876,917   544,084
  Transfers from fixed and
   other subaccounts.....................     228,778    50,264
                                            ---------  --------

                                            2,105,695   594,348
                                            ---------  --------

 Redemptions:
  Withdrawals and surrenders.............      42,393       119
  Annuity and death benefit
   payments..............................       5,231         0
  Transfers to fixed and
   other subaccounts.....................     115,826     7,936
                                            ---------  --------

                                              163,450     8,055
                                            ---------  --------

   Net equity transactions...............   1,942,245   586,293
                                            ---------  --------
    Net change in contract
      owners' equity.....................   1,995,201   625,253
Contract owners' equity:
 Beginning of period.....................     625,253         0
                                            ---------  --------

 End of period...........................  $2,620,454  $625,253
                                           ==========  ========

(a) Period from March 31, 1995, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

                        OHIO NATIONAL VARIABLE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

    Assets of the Account are invested in shares of Ohio National Fund, Inc. (the Fund), a diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

    Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 or
    4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expense.

    Investments are valued at the net asset value of fund shares held at December 31, 1996. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gain or loss is determined on the basis of average cost.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS
    At December 31, 1996 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:

                                  MONEY                                 INTER-       CAPITAL      SMALL        GLOBAL      AGGRESS.
                   EQUITY        MARKET        BOND         OMNI       NATIONAL      APPREC.       CAP         CONTR.       GROWTH
                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                -----------    ----------   ----------   ----------   ----------   ----------  ----------    ----------   ----------
Aggregate Cost    $61,446,978   $5,794,782   $5,056,221  $44,581,453  $41,981,108   $9,648,460   $11,161,638  $2,261,057  $2,763,695
Number of shares    2,769,718      579,478      487,811    2,997,107    3,084,080      823,815       722,017     202,746     261,210


(3) CONTRACTS IN ACCUMULATION PERIOD
    At December 31, 1996 the accumulation units and value per unit of the respective subaccounts and products were:

                                                         ACCUMULATION UNITS                   VALUE PER UNIT
                                                         ------------------                   --------------
EQUITY SUBACCOUNT
    Combination..........................................     35,244.276                       $  113.656777
    Back Load............................................     20,212.083                           63.934367
    Top I................................................    183,969.465                           51.168913
    Top II...............................................  1,505,498.815                           44.033562
    Top Plus.............................................    534,027.651                           15.042658

MONEY MARKET SUBACCOUNT
    VIA..................................................     19,866.375                           26.200345
    Top I................................................     19,326.479                           19.852565
    Top II...............................................    175,232.442                           17.584720
    Top Plus.............................................    149,846.146                           11.296489

BOND SUBACCOUNT
    Top I................................................     26,416.602                           27.765946
    Top II...............................................    139,015.562                           25.112262
    Top Plus.............................................     82,916.614                           11.439849

OMNI SUBACCOUNT
    Top I................................................    133,426.512                           33.604216
    Top II...............................................  1,384,658.452                           33.527373
    Top Plus.............................................    511,032.906                           13.930650

                    OHIO NATIONAL VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 1996

INTERNATIONAL SUBACCOUNT                                ACCUMULATION UNITS                    VALUE PER UNIT
                                                        ------------------                    --------------
    Top I................................................     116,301.299                        16.648702
    Top II...............................................   2,157,622.552                        16.648702
    Top Plus.............................................     678,397.353                        14.628252

CAPITAL APPRECIATION SUBACCOUNT
    Top I................................................      11,321.420                        13.018249
    Top II...............................................     379,716.515                        13.018249
    Top Plus.............................................     383,878.320                        14.484990

SMALL CAP SUBACCOUNT
    Top I................................................      21,891.157                        14.205207
    Top II...............................................     454,044.630                        14.205207
    Top Plus.............................................     337,460.225                        18.535631

GLOBAL CONTRARIAN SUBACCOUNT
    Top II...............................................      68,964.208                        11.226306
    Top Plus.............................................     132,292.431                        12.015818

AGGRESSIVE GROWTH SUBACCOUNT
    Top II...............................................     107,442.443                        10.463801
    Top Plus.............................................     118,817.600                        12.592390


(4) RISK AND ADMINISTRATIVE EXPENSE
    ONLIC charges the Account's assets at the end of each valuation period, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

    Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.05% for mortality and expense risk on an annual basis.

    The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove insufficient to cover the cost of those terms.

    The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES
    No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 6% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

    A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

    State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 1996


(6) FEDERAL  INCOME TAXES
    Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

(7) NOTE TO SCHEDULE 1
    Schedule 1 presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:
     -   Beginning unit value
     -   Reinvested capital gains and dividends
         (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual fund.)
     -   Unrealized gain (loss)
         (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)
     -   Expenses
         (This amount reflects the decrease in the unit value due to Risk and Administrative Expenses discussed in note 4 to the financial statements.)
     -   Ending unit value
     -   Percentage increase (decrease) in unit value.

OHIO NATIONAL VARIABLE ACCOUNT A               For the Years Ended December 31,
SCHEDULES OF CHANGES IN UNIT VALUES            1996 and 1995         SCHEDULE 1


                                                   EQUITY SUBACCOUNT A

1996                                               COMBINATION      BACK LOAD        TOP I         TOP II      TOP PLUS
Beginning unit value......................          96.995665       54.616584     43.711561      37.616119     12.824740
Reinvested capital gains and dividends....           4.383678        2.460847      1.973416       1.701030      0.584226
Realized and unrealized gain..............          13.328814        7.507965      6.099801       5.165390      1.759811
Expenses..................................         .-1.051380       -0.651029     -0.615865      -0.448977     -0.126119
Ending unit value.........................         113.656777       63.934367     51.168913      44.033562     15.042658
Percentage increase in unit value*........              17.2%            17.1%         17.1%          17.1%         17.3%

1995                                               COMBINATION      BACK LOAD         TOP I         TOP II      TOP PLUS
Beginning unit value......................          77.016062       43.409203     34.741902      29.897240     10.173015
Reinvested capital gains and dividends....           2.510281        1.420905      1.133756       0.977991      0.339195
Realized and unrealized gain..............          18.348416       10.333063      8.352522       7.117918      2.419560
Expenses..................................          -0.879094       -0.546587     -0.516619      -0.377030     -0.107030
Ending unit value.........................          96.995665       54.616584     43.711561      37.616119     12.824740
Percentage increase in unit value*........               25.9%           25.8%         25.8%          25.8%         26.1%

    * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).

                                                    MONEY MARKET SUBACCOUNT A

1996                                                VIA             TOP I         TOP II         TOP PLUS
Beginning unit value......................          25.237165       19.122749     16.904534      10.837896
Reinvested dividends......................           1.297256        1.021880      0.870006       0.558334
Expenses..................................          -0.334076       -0.292064     -0.189820      -0.099741
Ending unit value.........................          26.200345       19.852565     17.584720      11.296489
Percentage increase in unit value*........                3.8%            3.8%          4.0%           4.2%

1995                                                VIA             TOP I         TOP II         TOP PLUS
Beginning unit value......................          24.205890       18.341334     16.181828      10.354108
Reinvested dividends......................           1.352265        1.062265      0.904803       0.579386
Expenses..................................          -0.320990       -0.280850     -0.182097      -0.095598
Ending unit value.........................          25.237165       19.122749     16.904534      10.837896
Percentage increase in unit value*........                4.3%            4.3%          4.5%           4.7%

    * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).

                                                    BOND SUBACCOUNT A

1996                                                TOP I           TOP II        TOP PLUS
Beginning unit value.......................         27.068171       24.481177     11.130129
Reinvested capital gains and dividends.....          1.705519        1.543729      0.703105
Realized and unrealized loss...............         -0.657822       -0.644767     -0.293575
Expenses...................................         -0.349922       -0.267877     -0.099810
Ending unit value..........................         27.765946       25.112262     11.439849
Percentage increase in unit value*.........               2.6%            2.6%          2.8%

1995                                               TOP I            TOP II        TOP PLUS
Beginning unit value.......................        23.016849        20.817057      9.445623
Reinvested capital gains and dividends.....         1.304682         1.183172      0.547329
Realized and unrealized gain...............         3.073599         2.731821      1.232143
Expenses...................................        -0.326959        -0.250873     -0.094966
Ending unit value..........................        27.068171        24.481177     11.130129
Percentage increase in unit value*.........             17.6%            17.6%         17.8%

    * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).


                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A               For the Years Ended December 31,
SCHEDULES OF CHANGES IN UNIT VALUES            1996 and 1995
                                               SCHEDULE 1 (CONTINUED)

                                               OMNI SUBACCOUNT A

1996                                             TOP I                      TOP II                       TOP PLUS
Beginning unit value......................     29.404272                  29.337035                     12.165280
Reinvested capital gains and dividends....      1.366386                   1.365250                      0.570619
Realized and unrealized gain..............      3.240941                   3.169328                      1.312455
Expenses..................................     -0.407383                  -0.344240                     -0.117704
Ending unit value.........................     33.604216                  33.527373                     13.930650
Percentage increase in unit value*........          14.3%                      14.3%                         14.5%

1995                                             TOP I                      TOP II                       TOP PLUS
Beginning unit value......................     24.217555                  24.162172                      9.999661
Reinvested capital gains and dividends....      0.761229                   0.760769                      0.317983
Realized and unrealized gain..............      4.776533                   4.710829                      1.949149
Expenses..................................     -0.351045                  -0.296735                     -0.101513
Ending unit value.........................     29.404272                  29.337035                     12.165280
Percentage increase in unit value*........          21.4%                      21.4%                         21.7%

    * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).

                                              INTERNATIONAL SUBACCOUNT A

1996                                            TOP I                      TOP II                        TOP PLUS
Beginning unit value......................    14.702847                   14.702847                     12.892796
Reinvested capital gains and dividends....     0.885797                    0.887963                      0.782224
Realized and unrealized gain..............     1.266926                    1.233157                      1.079559
Expenses..................................    -0.206868                   -0.175265                     -0.126327
Ending unit value.........................    16.648702                   16.648702                     14.628252
Percentage increase in unit value*........         13.2%                       13.2%                         13.5%

1995                                            TOP I                      TOP II                        TOP PLUS
Beginning unit value......................    13.259582                   13.259582                     11.604279
Reinvested capital gains and dividends....     0.470616                    0.470869                      0.414884
Realized and unrealized gain..............     1.153328                    1.125369                      0.983946
Expenses..................................    -0.180679                   -0.152973                     -0.110313
Ending unit value.........................    14.702847                   14.702847                     12.892796
Percentage increase in unit value*........         10.9%                       10.9%                         11.1%

    * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).

                                              CAPITAL APPRECIATION SUBACCOUNT A

1996                                             TOP I                      TOP II                       TOP PLUS
Beginning unit value......................    11.370573                   11.370573                     12.626458
Reinvested capital gains and dividends....     0.638865                    0.639735                      0.708459
Realized and unrealized gain..............     1.167969                    1.142613                      1.272079
Expenses..................................    -0.159158                   -0.134672                     -0.122006
Ending unit value.........................    13.018249                   13.018249                     14.484990
Percentage increase in unit value*........         14.5%                       14.5%                         14.7%

1995                                             TOP I                      TOP II                       TOP PLUS
Beginning unit value......................    10.000000**                 10.000000**                   10.390128
Reinvested capital gains and dividends....     0.270114                    0.269661                      0.289727
Realized and unrealized gain..............     1.244208                    1.222546                      2.053530
Expenses..................................    -0.143749                   -0.121634                     -0.106927
Ending unit value.........................    11.370573                   11.370573                     12.626458
Percentage increase in unit value*........         13.7%                       13.7%                         21.5%

    * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
   ** Period from March 31, 1995, date of commencement of operations.
                                                                    (continued)

OHIO NATIONAL VARIABLE ACCOUNT A               For the Years Ended December 31,
SCHEDULES OF CHANGES IN UNIT VALUES                     1996 and 1995
                                                    SCHEDULE 1 (CONTINUED)

                                                                     SMALL CAP SUBACCOUNT A

1996                                                                 TOP I                  TOP II                   TOP PLUS
Beginning unit value............................................    12.201273              12.201273                 15.889068
Reinvested capital gains and dividends..........................     0.267105               0.266757                  0.345849
Realized and unrealized gain....................................     1.911186               1.884710                  2.457224
Expenses........................................................    -0.174357              -0.147533                 -0.156510
Ending unit value...............................................    14.205207              14.205207                 18.535631
Percentage increase in unit value*..............................         16.4%                  16.4%                     16.7%

1995                                                                 TOP I                  TOP II                   TOP PLUS
Beginning unit value............................................    10.000000**            10.000000**               12.053440
Reinvested capital gains and dividends..........................     0.031849               0.031767                  0.038861
Realized and unrealized gain....................................     2.324070               2.300361                  3.927705
Expenses........................................................    -0.154646              -0.130855                 -0.130938
Ending unit value...............................................    12.201273              12.201273                 15.889068
Percentage increase in unit value*..............................         22.0%                  22.0%                     31.8%

    * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
   ** Period from March 31, 1995, date of commencement of operations.

                                                                      GLOBAL CONTRARIAN SUBACCOUNT A

1996                                                                  TOP II                TOP PLUS
Beginning unit value............................................    10.125502              10.816003
Reinvested capital gains and dividends..........................     0.323131               0.343793
Realized and unrealized gain....................................     0.898359               0.961076
Expenses........................................................    -0.120686              -0.105054
Ending unit value...............................................    11.226306              12.015818
Percentage increase in unit value*..............................         10.9%                  11.1%

1995                                                                  TOP II                TOP PLUS
Beginning unit value............................................    10.000000***           10.000000**
Reinvested capital gains and dividends..........................     0.041881               0.044544
Realized and unrealized gain....................................     0.193692               0.867169
Expenses............................................................-0.110071              -0.095710
Ending unit value...............................................    10.125502              10.816003
Percentage increase in unit value*..............................     1.3%                        8.2%

    * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
   ** Period from March 31, 1995, date of commencement of operations.
  *** Period from October 2, 1995, date of commencement of operations.

                                                                      AGGRESSIVE GROWTH SUBACCOUNT A

1996                                                                  TOP II               TOP PLUS
Beginning unit value............................................    10.499375              12.610012
Reinvested capital gains and dividends..........................     1.572778               1.894804
Realized and unrealized loss....................................    -1.495659              -1.801326
Expenses........................................................    -0.112693              -0.111100
Ending unit value...............................................    10.463801              12.592390
Percentage decrease in unit value*..............................         -0.3%                  -0.1%

1995                                                                  TOP II               TOP PLUS
Beginning unit value............................................    10.000000***           10.000000**
Reinvested capital gains and dividends..........................     0.485110               0.560965
Realized and unrealized gain....................................     0.129655               2.158245
Expenses........................................................    -0.115390              -0.109198
Ending unit value...............................................    10.499375              12.610012
Percentage increase in unit value*..............................          5.0%                  26.1%

  * An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5).
 ** Period from March 31, 1995, date of commencement of operations.
*** Period from October 2, 1995, date of commencement of operations.

See accompanying notes to the financial statements.

                                    APPENDIX

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities pursuant to plans qualifying under
Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. Any such loan must be for at least $1,000 and may only be made from guaranteed accumulation values (see Guaranteed Accumulation Account, below). The loan amount is limited by the maximum loan formula described in the contract.

The annual effective rate of interest charged for loans will not exceed 7%. Loans must generally be repaid within 5 years (or 20 years if the loan is used for the purchase of the contract owner's principal residence).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity on the annuity payout date will be reduced by the amount of outstanding loan balance, including accrued interest, as of the date of any such transaction.

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. Any portion of a contract relating to the Guaranteed Accumulation Account is not registered under the Securities Act of 1933. The Guaranteed Accumulation Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Guaranteed Accumulation Account nor any interests in it are subject to the provisions or restrictions of either such Act, and the disclosures in this appendix have not been reviewed by the staff of the Securities and Exchange Commission.

The Guaranteed Accumulation Account consists of all of Ohio National Life's general assets other than those allocated to a separate account. Purchase payments and accumulation values under a contract will be allocated between the Guaranteed Accumulation Account and VAA. The allocation will be as elected by the owner at the time of purchase or as subsequently changed.

Ohio National Life will invest its general assets in its discretion as allowed by applicable state law. Investment income from Ohio National Life's general assets will be allocated to those contracts having guaranteed accumulation values in accordance with the terms of such contracts.

The amount of investment income allocated to the contracts will vary from year to year in Ohio National Life's sole discretion. However, Ohio National Life guarantees that it will credit interest at a rate of not less than 3.00% per year, compounded annually, to contract values allocated to the Guaranteed Accumulation Account. Ohio National Life may credit interest at a rate in excess of 3.00%, but any such excess interest credit will be in Ohio National Life's sole discretion.

Ohio National Life guarantees that the guaranteed accumulation value of a contract will never be less than (a) the amount of purchase payments allocated to, and transfers into, the Guaranteed Accumulation Account, plus (b) interest credited at the rate of 3.00% per year compounded annually, plus (c) any additional excess interest Ohio National Life may credit to guaranteed accumulation values, and less (d) any partial withdrawals, loans and transfers from the guaranteed accumulation values, and less (e) any contingent deferred sales charges on partial withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $35 annual contract administration charge allocable to the Guaranteed Accumulation Account. No deductions are made from the Guaranteed Accumulation Account for administrative expenses or risk undertakings. (See "Deductions and Expenses" in the prospectus.)

Not more than 20% of the guaranteed accumulation value of a contract (or $1,000, if greater), as of the beginning of any contract year, may be transferred to one or more variable subaccounts during that contract year. As provided by applicable state law, Ohio National Life reserves the right to defer the payment of amounts withdrawn from the Guaranteed Accumulation Account for a period not to exceed six months from the date written request for such withdrawal is received by Ohio National Life.

                        OHIO NATIONAL VARIABLE ACCOUNT A

                                    FORM N-4

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG Peat Marwick LLP dated January 28,
      1997

      Statements of Assets and Contract Owners' Equity as of December 31, 1996

      Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 1996 and 1995

      Notes to Financial Statements as of December 31, 1996

      Schedules of Changes in Unit Values for the Years Ended December 31, 1996 and 1995

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG Peat Marwick LLP dated January 31,
      1997

      Consolidated Balance Sheets as of December 31, 1996 and 1995

      Consolidated Statements of Income for the Years Ended December 31, 1996, 1995 and 1994

      Consolidated Statements of Equity for the Years Ended December 31, 1996, 1995 and 1994

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1996, 1995 and 1994

      Notes to Consolidated Financial Statements as of December 31, 1996, 1995 and 1994


Consents of the Following Persons:

      KPMG Peat Marwick LLP

Exhibits:


All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

(2) Agreement of Custodianship between the Depositor and The Provident Bank was filed as Exhibit 3 of the Registrant's Form N-4, Post-effective Amendment no. 5 on April 27, 1988 (File no. 2-91213).


(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213).


(3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

(4) Combination Annuity Contract, Form 96-VA-3, was filed as Exhibit (4) of the Registrant's registration statement on October 2, 1996 (File no. 333-14375).

(5) Variable Annuity Application, Form V-4896-A, was filed as Exhibit (5) of the Registrant's registration statement on October 2, 1996 (File no. 333-14375).


(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 15 on March 27, 1995 (File no. 2-91213).

(13) Computation of Performance Data was filed as Exhibit (13) of Form N-4, Post-effective Amendment no. 20, of Ohio National Variable Account A (File no. 2-91213) on March 3, 1997.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                         Positions and Offices
Business Address                           with Depositor
------------------                         ----------------------
Trudy K. Backus*                           Vice President, Individual Insurance Services

Howard C. Becker*                          Senior Vice President, Individual Insurance and Corporate Service

Paul L. Bergmann*                          Vice President, Financial Control

Michael A. Boedeker*                       Vice President, Fixed Income Securities

Roylene M. Broadwell*                      Vice President and Treasurer

Joseph P. Brom*                            Senior Vice President & Chief Investment Officer

Dale P. Brown                              Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                              Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                        Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski                       Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Raymond R. Clark                           Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                             Senior Vice President and Actuary

Dr. Alvin H. Crawford                      Director
Children's Hospital Medical Center
Department of Orthopedics
Elland and Bethesda Avenues
Cincinnati, Ohio 45229

Robert M. DiTommaso*                       Vice President, Career Marketing

Ronald J. Dolan*                           Senior Vice President and Chief Financial Officer

Michael J. Ferry*                          Information Systems Vice President

Michael F. Haverkamp*                      Vice President and Counsel

John A. Houser III*                            Vice President, Claims

Name and Principal                         Positions and Offices
Business Address                           with Depositor
Bannus B. Hudson                           Director
One Eastwood Drive
Cincinnati, Ohio 45227

Daniel W. LeBlond                          Director
7680 Innovation Way
Mason, Ohio 45040

David G. McClure*                          Vice President, Variable Product Sales

Hamilton F. McGregor*                      Senior Vice President, Group & Pension Operations

Charles S. Mechem, Jr.                     Director
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller, II*                       Vice President, Marketing Support

James W. Nethercott                        Director
8431 Concord Hills Circle
Cincinnati, Ohio 45243

Thomas O. Olson*                           Vice President, Underwriting

David B. O'Maley*                          Director, Chairman, President and Chief Executive Officer

John J. Palmer*                            Senior Vice President, Strategic Initiatives

George B. Pearson, Jr.*                    Vice President, PGA Marketing

Dallas L. Pennington*                      Vice President, Information Systems

J. Donald Richardson*                      Senior Regional Vice President

D. Gates Smith*                            Senior Vice President, Sales

Michael D. Stohler*                        Vice President, Mortgages and Real Estate

Stuart G. Summers*                         Senior Vice President and General Counsel

Oliver W. Waddell                          Director
425 Walnut Street
Cincinnati, Ohio 45202

Bradley L. Warnemunde                      Director and Chairman Emeritus
250 William Howard Taft Road
Cincinnati, Ohio 45219

Dr. David S. Williams*                     Vice President and Medical Director

Donald J. Zimmerman*                       Director and Senior Vice President, Insurance Operations
                                           and Secretary


*The principal business address for these individuals is One Financial Way, Cincinnati, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------






-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000

-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           D. McClure

Treas. & Dir.       D. Taney          VP & Dir.           T. Backus

                                      Secretary           R. Benedict

                                      Treasurer           K. Jaeger

                                      Compliance Officer  J. Dunn

-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------


-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         J. Miller             Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. Vice Pres.         D. Cook
                                   V.P. & Dir.         D. McClure            Sr. Vice Pres.         G. Smith
VP & Dir.           S. Williams                                              Vice President         R. Broadwell
                                   Secy. & Dir.        R. Benedict           Vice President         M. Boedeker
VP & Dir.           K. Hanson                                                Vice President         R. DiTommaso
                                   V.P.                R. DiTommaso          Vice President         J. Hoaser
VP & Dir.           D. Hundley                                               Vice President         G. Pearson
                                   Treasurer           K. Jaeger             Vice President         D. Pennington
VP & Dir.           J. Martin                                                Vice President         M. Stohler
                                                                             Secy.                  R. Benedict
Treasurer           D. Taney                                                 Asst. Secy.            J. Fischer
                                   Compliance Director J. Dunn               Asst. Secy.            M. Haverkemp
Secretary           R. Benedict                                              Asst. Actuary          K. Flischel
                                                                            -----------------------------------
Asst. Secy./Treas.  A. Starkey                                                         SEPARATE ACCOUNT
---------------------------------  ------------------------------           -----------------------------------
                                                                                              R
                                                                                             ---



                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------

-----------------------------         --------------------------------          --------------------------------
    ONE FUND, INC.                    O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        D. Zimmerman      Pres. & Dir.        J. Palmer               Pres. & Dir.        D. Zimmerman
Vice. Pres.         M. Boedeker                                           -----   Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           G. Smith                Vice President      J.Brom
Vice Pres.          D. McClure                                                    Vice President      S. Williams
Vice Pres.          S. Williams       VP & Dir.           D. McClure              Treasurer           D. Taney
Treasurer           D. Taney                                            --------  Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Treasurer           K. Jaeger               Asst. Secy.         A. Starkey
Asst. Secy.         A. Starkey                                                    Director            G. Castrucci
Director            G. Castrucci      Secretary           M. Haverkamp            Director            R. Love
Director            R. Love                                                       Director            G. Vredeveld
Director            G. Vredeveld
---------------------------------     --------------------------------            ---------------------------------

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company and subsidiaries (the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

                                                      /s/ KPMG Peat Marwick LLP

Cincinnati, Ohio
January 31, 1997

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995

                                 (000's omitted)

                                    Assets                                              1996              1995
                                    ------                                              ----              ----
Investments (notes 4, 8 and 9):
     Securities available-for-sale, at fair value:
        Fixed maturities                                                        $        2,572,550       2,547,763
        Equity securities                                                                   63,763          71,301
     Fixed maturities held-to-maturity, at amortized cost                                  692,572         672,372
     Mortgage loans on real estate, net                                                  1,087,287         898,099
     Real estate, net                                                                       40,759          41,429
     Policy loans                                                                          151,229         148,077
     Other long-term investments                                                            42,851          40,702
     Short-term investments                                                                 36,016          61,173
                                                                                   ---------------    -------------
                  Total investments                                                      4,687,027       4,480,916
Cash                                                                                        33,712           8,385
Accrued investment income                                                                   62,339          63,128
Deferred policy acquisition costs                                                          246,643         193,375
Reinsurance recoverable                                                                     52,260          67,648
Other assets                                                                                37,737          25,518
Assets held in Separate Accounts                                                           661,871         453,405
                                                                                   ===============    =============
                  Total assets                                                  $        5,781,589       5,292,375
                                                                                   ===============    =============
                            Liabilities and Equity
                            ----------------------

Future policy benefits and claims (note 5)                                      $        4,288,107       4,039,611
Policyholders' dividend accumulations                                                       63,574          64,627
Other policyholder funds                                                                    16,161          15,080
Note payable (net of unamortized discount of $809 in 1996
     and $261 in 1995) (note 6)                                                             84,191          49,739
Accrued Federal income tax (note 7):
     Current                                                                                14,807          21,649
     Deferred                                                                               37,252          62,920
Other liabilities                                                                          113,854         103,182
Liabilities related to Separate Accounts                                                   648,634         441,124
                                                                                   ---------------    -------------
                  Total liabilities                                                      5,266,580       4,797,932
                                                                                   ---------------    -------------
Equity (notes 3 and 12):
     Unrealized gains on securities available-for-sale, net                                 46,807          85,844
     Retained earnings                                                                     468,202         408,599
                                                                                   ---------------    -------------
                  Total equity                                                             515,009         494,443
                                                                                   ---------------    -------------
Commitments and contingencies (notes 9 and 14)
                  Total liabilities and equity                                  $        5,781,589       5,292,375
                                                                                   ===============    =============

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994

                                 (000's omitted)

                                                                      1996             1995             1994
                                                                      ----             ----             ----
Revenues (note 15):
     Traditional life insurance premiums                      $       113,176           104,514           99,423
     Accident and health insurance premiums                            23,478            22,455           22,475
     Annuity premium and charges                                       28,757            31,203           22,405
     Universal life and investment product policy
        charges                                                        42,304            37,064           32,507
     Net investment income (note 4)                                   370,702           355,027          330,435
     Other income                                                       1,861             1,372            1,226
     Net realized (loss) gain on investments (note 4)                   8,761            (2,751)          (3,509)
                                                                 --------------    --------------   --------------
                                                                      589,039           548,884          504,962
                                                                 --------------    --------------   --------------

Benefits and expenses:
     Benefits and claims                                              379,116           373,108          350,742
     Provision for policyholders' dividends on
        participating policies (note 12)                               26,996            23,047           23,590
     Amortization of deferred policy acquisition costs                 19,341            21,471           16,622
     Other operating costs and expenses                                71,111            67,438           63,289
                                                                 --------------    --------------   --------------
                                                                      496,564           485,064          454,243
                                                                 --------------    --------------   --------------

               Income before Federal income tax                        92,475            63,820           50,719
                                                                 --------------    --------------   --------------

Federal income tax (note 7):
     Current expense                                                   37,443            31,233           21,103
     Deferred benefit                                                  (4,571)           (6,330)          (1,445)
                                                                 --------------    --------------   --------------
                                                                       32,872            24,903           19,658
                                                                 --------------    --------------   --------------
               Net income                                     $        59,603            38,917           31,061
                                                                 ==============    ==============   ==============


See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Equity

                  Years ended December 31, 1996, 1995 and 1994

                                 (000's omitted)

                                                                   Unrealized
                                                                 gains (losses)
                                                                  on securities
                                                                   available-         Retained          Total
                                                                    for-sale          earnings          equity
                                                                ------------------ ---------------  ---------------

1994:
     Balance, beginning of year                              $             5,899          338,621          344,520
     Net income                                                             -              31,061           31,061
     Adjustment for change in accounting for certain
         investment in debt and equity securities, net of
         adjustment to deferred policy acquisition costs
         and deferred Federal income tax (note 3)                         40,219            -               40,219
     Unrealized loss on securities available-for- sale,
         net of adjustment to deferred policy
         acquisition costs and deferred Federal
         income tax                                                      (75,418)           -              (75,418)
                                                                ================== ===============  ===============
     Balance, end of year                                    $           (29,300)         369,682          340,382
                                                                ================== ===============  ===============

1995:
     Balance, beginning of year                              $           (29,300)          369,682         340,382
     Net income                                                             -               38,917          38,917
     Unrealized gain on securities available-for-sale,
        net of adjustment to deferred policy acquisition
        costs and deferred Federal income taxes                          115,144             -             115,144
                                                                ------------------ ---------------  ---------------
     Balance, end of year                                    $            85,844           408,599         494,443
                                                                ================== ===============  ===============

1996:
     Balance, beginning of year                              $            85,844           408,599         494,443
     Net income                                                                             59,603          59,603
     Unrealized loss on securities available-for-sale,
         net of adjustment to deferred policy
         acquisition costs and deferred Federal
         income tax                                                      (39,037)            -             (39,037)
                                                                ------------------ ---------------  ---------------
     Balance, end of year                                    $            46,807           468,202         515,009
                                                                ================== ===============  ===============


See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994

                                 (000's omitted)

                                                                             1996            1995           1994
                                                                             ----            ----           ----
Cash flows from operating activities:
     Net Income                                                        $      59,603          38,917         31,061
     Adjustments to reconcile net income to net cash
        provided by operating activities:
           Capitalization of deferred policy acquisition costs               (43,711)        (41,403)       (38,172)
           Amortization of deferred policy acquisition costs                  19,341          21,471         16,622
           Amortization and depreciation                                       1,095           1,342          1,329
           Realized losses (gains) on invested assets, net                    (7,772)         (3,077)         3,582
           Deferred Federal income tax (benefit)                              (3,623)         (9,521)         1,820
           (Increase) decrease in accrued investment income                      789          (4,977)        (6,205)
           (Increase) decrease in other assets                                 3,169         (19,051)       (11,899)
           Increase in policyholder account balances                          20,249          52,265         44,722
           (Decrease) increase in policyholders' dividend
               accumulations and other funds                                      28            (215)        (1,284)
           Increase (decrease) in current Federal income tax payable          (6,842)         10,088          3,575
           Increase in other liabilities                                      11,134           9,126         17,444
           Other, net                                                         (1,010)          3,567            315
                                                                          ------------    -----------    ------------
               Net cash provided by operating activities                      52,450          58,532         62,910
                                                                          ------------    -----------    ------------
Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                 145,554          83,956        108,056
     Proceeds from sale of debt securities available-for-sale                 74,977          46,372         16,717
     Proceeds from sale of equity securities                                  15,001           7,245          6,545
     Proceeds from maturity of fixed maturities held-to-maturity              57,129         102,565        101,368
     Proceeds from repayment of mortgage loans on real estate                140,831          93,714        128,077
     Proceeds from sale of real estate                                         4,181          15,791          6,634
     Proceeds from repayment of policy loans and sale of
        other invested assets                                                 11,812          14,003         14,649
     Cost of debt securities available-for-sale acquired                    (331,991)       (281,828)      (164,757)
     Cost of equity securities acquired                                       (4,000)        (12,258)       (11,326)
     Cost of fixed maturities held-to-maturity acquired                      (76,022)       (226,541)      (376,723)
     Cost of mortgage loans on real estate acquired                         (332,088)       (233,003)      (109,163)
     Cost of real estate acquired                                               (836)         (1,283)        (4,996)
     Policy loans issued and other invested assets acquired                  (18,006)        (23,046)       (19,455)
                                                                          ------------    -----------    ------------
               Net cash used in investing activities                        (313,458)       (414,313)      (304,374)
                                                                          ------------    -----------    ------------
Cash flows from financing activities:
     Increase in universal life and investment product
        account balances                                                     973,793         957,776        663,604
     Decrease in universal life and investment product
        account balances                                                    (745,546)       (583,852)      (684,522)
     Proceeds from note issue                                                 49,340            -            49,708
     Repayment of note                                                       (16,477)           -              -
     Other, net                                                                   68              69             64
                                                                          ------------    -----------    ------------
               Net cash provided by financing activities                     261,178         373,993         28,854
                                                                          ------------    -----------    ------------
Net increase (decrease) in cash and cash equivalents                             170          18,212       (212,610)
Cash and cash equivalents, beginning of year                                  69,558          51,346        263,956
                                                                          ============    ===========    ============
Cash and cash equivalents, end of year                                 $      69,728          69,558         51,346
                                                                          ============    ===========    ============



See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994

                                 (000's omitted)

(1)    Organization, Consolidation Policy and Business Description
       -----------------------------------------------------------

       The Ohio National Life Insurance Company (ONLIC) is a mutual life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly-owned stock life insurance subsidiary included in the consolidated financial statements. The Company's other wholly-owned subsidiaries are not life insurance enterprises and are included in the consolidated financial statements on an equity basis. These non-insurance subsidiaries are not material to the Company's consolidated results of operations or financial position. ONLIC and its subsidiaries are collectively referred to as the "Company".

       ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health and annuity products through exclusive agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed and undergoes periodic examinations by those departments.

       The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of product and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is that risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

 (2)   Summary of Significant Accounting Policies
       ------------------------------------------

       The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see Note 3).

       (a)    Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no trading securities. The Company records valuation allowances equal to deferred tax benefits resulting from unrealized losses of investments.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to derive a new cost basis. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

                  Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

              Realized gains and losses on the sale of investments are
                  determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2)    Summary of Significant Accounting Policies, Continued
       -----------------------------------------------------

       (b)    Revenues and Benefits
              ---------------------

              Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

              Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

       (c)    Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For participating life insurance products, deferred policy acquisition costs are being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance,

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2)    Summary of Significant Accounting Policies, Continued
       -----------------------------------------------------

       (c)    Deferred Policy Acquisition Costs, Continued
              --------------------------------------------

                  policy administration and surrender charges. Beginning January 1, 1994, deferred policy acquisition costs for participating life and universal life business are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see Note 2(a)).

       (d)    Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders'
                  funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed. Amounts provided by the Company to establish Separate Account investment portfolios, seed money, are not included in Separate Account liabilities.

       (e)    Future Policy Benefits
              ----------------------

              Future policy benefits for traditional life have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities (see Note 5).

              Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' aggregate account values.

       (f)    Participating Business
              ----------------------

              Participating business represents approximately 43% of the
                  Company's ordinary life insurance in force in 1996. In 1996 and 1995, participating business represented approximately 43% and 45%, respectively, of the Company's ordinary life insurance in force. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for in future policy benefits based on dividend scales in effect as of December 31, 1996.

       (g)    Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2)    Summary of Significant Accounting Policies, Continued
       -----------------------------------------------------

       (h)    Federal Income Tax
              ------------------

              The Company files a consolidated Federal income tax return. The
                  Company uses the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

       (i)    Cash Equivalents
              ----------------

              For purposes of the consolidated statements of cash flows, the
                  Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

       (j)    Use of Estimates
              ----------------

              In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

              The estimates susceptible to significant change are those used in determining deferred policy acquisition costs, the liability for future policy benefits and claims and contingencies, and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

       (k)    Reclassifications
              -----------------

              Certain amounts in the 1995 and 1994 financial statements have been reclassified to conform with 1996 presentation.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

 (3)   Basis of Presentation
       ---------------------

       The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements on ONLIC and ONLAC, filed with the Department of Insurance of the State of Ohio, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

       The following reconciles the statutory net income of ONLIC as reported to regulatory authorities to the net income as shown in the accompanying consolidated financial statements:

                                                                      1996         1995          1994
                                                                      ----         ----          ----
         Statutory net income                                    $     44,503       24,468        23,972
         Adjustments to restate to the basis of GAAP:
             Consolidating statutory net income of subsidiaries        12,018       10,160         2,528
             Increase in deferred policy acquisition costs, net        24,018       19,485        21,606
             Future policy benefits                                   (14,050)     (10,723)       (7,739)
             Deferred Federal income tax (expense) benefit              4,571        6,330         1,445
             Valuation allowances and other than temporary
                 declines accounted for directly in surplus               990       (5,829)           74
             Interest maintenance reserve                                 383         (208)         (119)
             Other, net                                               (12,830)      (4,766)      (10,706)
                                                                   ------------ ------------  -----------
                    Net income per accompanying consolidated
                       statements of income                      $     59,603       38,917        31,061
                                                                   ============ ============  ===========

       The following reconciles the statutory capital and surplus of ONLIC as reported to regulatory authorities to the equity as shown in the accompanying consolidated financial statements:

                                                                                   1996          1995
                                                                                   ----          ----
         Statutory capital and surplus                                       $     313,746      243,248
         Add (deduct) cumulative effect of adjustments:
            Deferred policy acquisition costs                                      246,643      193,375
            Asset valuation reserve                                                 77,604       68,756
            Interest maintenance reserve                                            22,372       21,989
            Future policy benefits                                                 (71,318)     (69,918)
            Deferred Federal income tax                                            (37,252)     (62,920)
            Difference between amortized cost and fair value of fixed
              maturity securities available-for-sale, gross                         70,985      166,086
            Surplus note                                                           (84,191)     (49,739)
            Other, net                                                             (23,580)     (16,434)
                                                                                ------------  -----------
              Equity per accompanying consolidated balance sheets            $     515,009      494,443
                                                                                ============  ===========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4)    Investments
       -----------

       An analysis of investment income and realized gains/(losses) by investment type follows for the years ended December 31:

                                                                                               Realized gains (losses)
                                                         Investment income                  on disposition of investments
                                                -------------------------------------    -------------------------------------
                                                  1996          1995          1994         1996          1995          1994
                                                  ----          ----          ----         ----          ----          ----
         Securities available-for-sale:
            Fixed maturities                 $    203,271      105,928        97,542  $      3,168        (1,062)      (5,475)
            Equity securities                       4,021        3,710         3,211         4,077           459        2,041
         Fixed maturities held-to-maturity         61,509      149,465       131,420         1,304         2,319        1,613
         Mortgage loans on real estate             89,391       76,608        75,763         1,262           548         (391)
         Real estate                                8,693        7,771         6,998          (605)          813       (1,370)
         Policy loans                               9,420        9,096         9,061           -             -           -
         Short-term                                 3,419        3,779         3,312           -             -           -
         Other                                      5,042        6,808         8,035        (1,434)          -           -
                                                ----------    ---------     ---------     ---------     ---------    ----------
              Total                               384,766      363,165       335,342         7,772         3,077       (3,582)
         Less:
            Investment expenses                    14,064        8,138         4,907
            Valuation allowances:
              Mortgage loans on real estate                                                    926        (6,462)          89
              Real estate and other                                                             63           634          (16)
                                                                                          ---------     ---------    ----------
                                                                                               989        (5,828)          73
                                                ----------    ---------     ---------     ---------     ---------    ----------
              Net investment  income         $    370,702      355,027       330,435
                                                ==========    =========     =========
              Net realized gains (losses) on
                  disposition of investments                                              ---------     ---------    ----------
                                                                                       $      8,761        (2,751)      (3,509)
                                                                                          =========     =========    ==========

       The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:

                                                                                  December 31, 1996
                                                              -----------------------------------------------------------
                                                                                 Gross         Gross
                                                               Amortized      unrealized     unrealized     Estimated
                                                                  cost           gains         losses       fair value
                                                              -------------  --------------  -----------  ---------------
         Securities available-for-sale
         -----------------------------
           Fixed maturities:
              U.S. Treasury securities and obligations of
                  U.S. government operations and agencies  $       176,364          3,703        (4,321)         175,746
              Obligations of states and political                   29,119          1,538          (229)          30,428
                  subdivisions
              Debt securities issued by foreign                      8,078          1,920          -               9,998
                  governments
              Corporate securities                               1,675,596         75,859       (14,097)       1,737,358
              Mortgage-backed securities                           612,408         12,528        (5,916)         619,020
                                                              =============  ============== ============= ===============
                     Total fixed maturities                $     2,501,565         95,548       (24,563)       2,572,550
                                                              =============  ============== ============= ===============
              Equity securities                            $        39,175         24,588          -              63,763
                                                              =============  ============== ============= ===============
         Fixed maturity securities held-to-maturity
         ------------------------------------------
           Obligations of states and political             $         8,659            218          -               8,877
                  subdivisions
           Corporate securities                                    677,161         58,366        (4,785)         730,742
           Mortgage-backed securities                                6,752            177          (102)           6,827
                                                              =============  ============== ============= ===============
                                                           $       692,572         58,761        (4,887)         746,446
                                                              =============  ============== ============= ===============

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4)    Investments, Continued
       ----------------------

                                                                                    December 31, 1995
                                                                -----------------------------------------------------------
                                                                                   Gross         Gross
                                                                 Amortized      unrealized     unrealized     Estimated
                                                                    cost           gains         losses       fair value
                                                                -------------  --------------  ----------   ---------------
         Securities available-for-sale
         -----------------------------
           Fixed maturities:
              U.S. Treasury securities and obligations of
                  U.S. government operations and agencies    $       223,959          12,083          (193)        235,849
              Obligations of states and political                     28,938           1,612          (166)         30,384
                  subdivisions
              Debt securities issued by foreign governments            8,078           2,657         -              10,735
              Corporate securities                                 1,631,389         139,750        (6,902)      1,764,237
              Mortgage-backed securities                             489,313          19,402        (2,157)        506,558
                                                                =============  ============== ============= ===============
                     Total fixed maturities                  $     2,381,677         175,504        (9,418)      2,547,763
                                                                =============  ============== ============= ===============
              Equity securities                              $        51,482          19,819         -              71,301
                                                                =============  ============== ============= ===============

         Fixed maturity securities held-to-maturity
         ------------------------------------------
           Obligations of states and political  subdivisions $         6,043             137         -               6,180
           Corporate securities                                      660,466          93,508          (431)        753,543
           Mortgage-backed securities                                  5,863             471         -               6,334
                                                                -------------  -------------- ------------- ---------------
                     Total fixed maturities                  $       672,372          94,116          (431)        766,057
                                                                =============  ============== ============= ===============

       As permitted by the FASB's Special Report, A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities, issued in November, 1995, the Company transferred a part of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 29, 1995, the date of transfer, the reclassified fixed maturity securities had an amortized cost value of $1,112,685, resulting in a gross unrealized gain on available-for-sale securities of $83,011.

       The components of unrealized gains on securities available-for-sale, net, were as follows for the years ended December 31:

                                                                    1996            1995
                                                                    ----            ----

      Gross unrealized gain                                   $      95,573         185,905
      Adjustment to deferred policy acquisition costs               (20,250)        (49,500)
      Deferred federal income tax                                   (28,516)        (50,561)
                                                                 ============    ============
                                                              $      46,807          85,844
                                                                 ============    ============

       The net unrealized gain on securities available for sale includes a net unrealized gain on equity securities of $14,256 in 1996 ($10,539 in 1995) and a net unrealized gain on fixed maturities (net SFAS 115 and related transactions) of $32,551 in 1996 ($75,305 in 1995).

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4)    Investments, Continued
       ----------------------

       An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                     1996           1995            1994
                                                     ----           ----            ----

      Securities available-for-sale:
          Fixed maturities                      $    (95,101)        209,108       (43,022)
          Equity securities                            4,769          13,046       (11,873)
      Fixed maturities held-to-maturity              (39,811)        148,026      (268,693)

       The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                Fixed Maturity Securities
                                             ----------------------------------------------------------------
                                                  Available-for-Sale                 Held-to-Maturity
                                             ------------------------------    ------------------------------
                                              Amortized         Estimated       Amortized        Estimated
                                                 cost          fair value          cost          fair value
                                             -------------     ------------    -------------    -------------

Due in one year or less                   $        51,201            52,292              848             863
Due after one year through five years             229,190           239,487          105,620         112,359
Due after five years through ten years            685,944           704,643          289,644         303,253
Due after ten years                             1,535,230         1,576,128          296,460         329,971
                                             =============     ============    =============    =============
                                          $     2,501,565         2,572,550          692,572         746,446
                                             =============     ============    =============    =============

       Proceeds from the sale of securities available-for-sale during 1996 and 1995 were $74,977 and $46,372, respectively, while proceeds from sales of investments in fixed maturity securities during 1994 were $16,717. Gross gains of $1,667 ($510 in 1995 and $52 in 1994) and gross losses of $534 ($2,293 in 1995 and $34 in 1994) were realized on those sales.

       Investments with an amortized cost of $6,857 and $6,064 as of December
              1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

       Real estate is presented at cost less accumulated depreciation of $20,405 in 1996 ($19,518 in 1995) and valuation allowances of $2,100 in 1996 and 1995.

       The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. Foreclosures of mortgage loans on real estate were $4,099 in 1996 and $713 in 1995. There were no other mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1996.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(5)    Future Policy Benefits and Claims
       ---------------------------------

       The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 68% of the total liability for future policy benefits as of December 31, 1996 and
              1995) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.8%, 7.0% and 7.4% for the years ended December 31, 1996, 1995 and 1994, respectively.

       The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

                         Interest rates:  Interest rates vary as follows:

                         Year of issue                           Interest Rate
                         -------------                           -------------
                         1996 and 1995                           4 - 5.5%
                         1994                                    4 - 6.0%
                         1993 and prior                          2.25% - 5.5%

                         Withdrawals:  Rates, which vary by issue age, type of
                              coverage and policy duration, are based on Company experience

                         Mortality:  Mortality and morbidity rates are based on
                              published tables, guaranteed in insurance contracts.

(6)    Notes Payable
       -------------

       On July 11, 1994, the Company issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, the Company issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the new notes, $15,000 of the notes issued on July 11, 1994 were retired.

       The notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department of Insurance of the State of Ohio. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(7)    Federal Income Tax
       ------------------

       Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7)    Federal Income Tax, Continued
       -----------------------------

              been provided for such distributions in the financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA is approximately $5,257 as of December 31, 1996.

       Total Federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. Federal income tax rate to income before tax as follows:

                                                    1996                     1995                     1994
                                           -----------------------  -----------------------  -----------------------
                                             Amount         %         Amount         %         Amount         %
                                           ------------  ---------  ------------  ---------  ------------  ---------
              Computed (expected)
                   tax expense           $     32,366      35.0         22,337       35.0        17,752       35.0
              Differential earnings             3,616       3.9          5,676        8.9         5,456       10.8
              Dividends received
                   deduction and tax
                   exempt interest             (1,440)     (1.6)        (1,585)      (2.5)       (1,680)      (3.3)
              Other, net                       (1,670)     (1.8)        (1,525)      (2.4)       (1,870)      (3.7)
                                           ------------  ---------  ------------  ---------  ------------  ---------
                                         $     32,872      35.5         24,903       39.0        19,658       38.8
                                           ============  =========  ============  =========  ============  =========

       Total Federal income tax paid was $44,823, $21,145 and $17,527 during the years ended December 31, 1996, 1995 and 1994, respectively.

       The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 relate to the following:

                                                                                          1996           1995
                                                                                          ----           ----
          Deferred tax assets:
               Future policy benefits                                               $     51,461         44,263
               Mortgage loans on real estate                                               1,950          2,070
               Other assets and liabilities                                               11,650         12,633
                                                                                       -----------    -----------
                   Total gross deferred tax assets                                        65,061         58,966
                                                                                       -----------    -----------
          Deferred tax liabilities:
               Fixed maturity securities available-for-sale                               25,604         59,300
               Deferred policy acquisition costs                                          67,603         52,683
               Fixed maturities, equity securities and other long-term                     8,343          7,770
                  investments
               Other                                                                         763          2,133
                                                                                       -----------    -----------
                   Total gross deferred tax liabilities                                  102,313        121,886
                                                                                       ===========    ===========
                   Net deferred tax liability                                       $     37,252         62,920
                                                                                       ===========    ===========


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

 (7)   Federal Income Tax, Continued
       -----------------------------

       The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 1996 and 1995. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining as of December 31, 1996.

(8)    Disclosures about Fair Value of Financial Instruments
       -----------------------------------------------------

       Statement of Financial Accounting Standards No. 107, Disclosures about
              Fair Value of Financial Instruments (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

       The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS - The carrying amount reported in the balance sheets for these instruments approximate their fair value.

              INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or as analytically determined for securities not publicly traded.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

              MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8)    Disclosures about Fair Value of Financial Instruments, Continued
       ----------------------------------------------------------------

               INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NOTE PAYABLE - The fair value for the note payable was determined by discounting the scheduled cash flows of the note using a market rate applicable to the yield, credit quality and maturity of a similar debt instrument.

               POLICYHOLDERS' DIVIDEND ACCUMULATION AND OTHER POLICYHOLDER FUNDS
               - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

       The carrying amount and estimated fair value of financial instruments subject to SFAS 107 were as follows as of December 31:

                                                               1996                           1995
                                                   -----------------------------  -----------------------------
                                                     Carrying        Estimated       Carrying      Estimated
      Assets                                          amount        fair value        amount       fair value
      ------                                       --------------  --------------  -------------  -------------

           Investments:
               Securities available-for-sale:
                    Fixed maturities             $    2,572,550        2,572,550      2,547,763       2,547,763
                    Equity securities                    63,763           63,763         71,301          71,301
               Fixed maturities held-to-
                    maturity                            692,572          746,446        672,372         766,057
               Mortgage loans on real estate          1,087,287        1,130,717        898,099         976,066
               Policy loans                             151,229          151,229        148,077         148,077
               Short-term investments                    36,016           36,016         61,173          61,173
           Cash                                          33,712           33,712          8,385           8,385
           Assets held in Separate Accounts             661,871          661,871        453,405         453,405

      Liabilities
      -----------

           Guaranteed investment contracts       $    1,028,129        1,025,298        964,999         982,652
           Individual deferred annuity contracts      1,081,048        1,056,372      1,031,636       1,018,527
           Other annuity contracts                      910,941          911,897        838,691         874,450
           Note payable                                  84,191           90,037         49,739          56,359
           Dividend accumulations and
               other policyholder funds                  79,735           79,735         79,707          79,707
           Liabilities related to separate
               accounts                                 648,634          648,634        441,124         441,124


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

 (9)   Additional Financial Instruments Disclosure
       -------------------------------------------

       (a)    Financial Instruments with Off-Balance-Sheet Risk
              -------------------------------------------------

              The Company is a party to financial instruments with
                  off-balance-sheet risk in a normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds and venture capital partnerships of approximately $182,600 and $195,000 as of December 31, 1996 and 1995, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

       (b)    Significant Concentrations of Credit Risk
              -----------------------------------------

              Mortgage loans are collateralized by the underlying properties.
                  Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio, and total loans in any state do not exceed 12% of the total loan portfolio as of December 31, 1996. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 1996 and 1995:

                                                                        1996           1995
                                                                        ----           ----
         Mortgage assets by type
         -----------------------
              Office                                             $       300,158        259,354
              Retail                                                     291,341        229,226
              Apartment                                                  251,720        168,370
              Industrial                                                 152,175        150,376
              Other                                                      101,467        101,273
                                                                    -------------  -------------
                                                                       1,096,861        908,599
                  Less valuation allowances                                9,574         10,500
                                                                    -------------  -------------
                       Total mortgage loans on real estate, net  $     1,087,287        898,099
                                                                    =============  =============

(10)   Pension Plans
       -------------

       The Company sponsors pension plans covering all eligible employees and certain general agents. Retirement benefits are based on years of service and either the highest average earnings in five of the last ten years or specific elements of compensation earned in the last five and ten years of service. Other pension plans covering employees whose benefits exceed Code 401(a)(17) and Code 415 limits are also in effect.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)   Pension Plans, Continued
       ------------------------

       The net periodic pension cost for the plans for the years ended December
              31, 1996, 1995 and 1994 follows:

                                                   1996           1995          1994
                                                   ----           ----          ----
         Service cost (benefits earned
             during the period)              $       2,169          1,725        1,542
         Interest cost on projected
             benefit obligations                     2,896          2,720        2,493
         Actual return on plan assets               (2,447)        (2,811)        (601)
         Net amortization and deferral                 904          1,639         (144)
                                                ============   ===========   ============
             Net periodic pension cost       $       3,522          3,273        3,290
                                                ============   ===========   ============

       Basis for measurements, net periodic pension cost:


         Weighted average discount rate                          6.25%          6.90%         6.80%
         Rate of increase in future compensation levels          5.50%          4.75%         4.90%
         Expected long-term rate of return on plan assets        8.50%          7.25%         7.25%

       The following table sets forth the funded status and amounts recognized in the accompanying consolidated financial statements as of December 31, 1996 and 1995 for the Company's pension plans.

                                                                     Assets Exceed          Accumulated Benefits
                                                                 Accumulated Benefits          Exceed Assets
                                                               -------------------------- -------------------------
                                                                  1996          1995         1996          1995
                                                                  ----          ----         ----          ----
         Accumulated benefit obligation:
              Vested                                         $     15,585        16,037       10,747         9,952
              Nonvested                                               247           247          661           275
                                                               ============ ============= ============  ===========
                                                             $     15,832        16,284       11,408        10,227
                                                               ============ ============= ============  ===========
         Projected benefit obligation for services rendered
              to date                                        $     24,434        27,389       14,614        14,460
         Plan assets at fair value                                 23,807        22,625          243          -
                                                               ------------ ------------- ------------  -----------
                  Plan assets less projected benefit
                       obligation                                    (627)       (4,764)     (14,371)      (14,460)
         Unrecognized prior service cost                           (1,741)         -              35          -
         Unrecognized net losses                                    3,783         6,471          375         1,508
         Unrecognized net transitional assets                      (2,375)       (2,612)       3,202         3,493
         Amount to recognize additional liability                     -            -          (1,537)       (2,023)
                                                               ============ ============= ============  ===========
                  Net pension liability                      $       (960)         (905)     (12,296)      (11,482)
                                                               ============ ============= ============  ===========
         Measurement basis:
              Weighted average discount rate                        6.50%      6.10%           7.00%       6.60%
              Rate of increase in future compensation levels        6.00%      6.00%           4.60%       4.60%

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)   Pension Plans, Continued
       ------------------------

       General Agent and Other Plans

       The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all of its employees and a qualified non-contributory defined contribution pension plan covering career agents. These plans are funded through insurance contracts issued by the Company.

       Company contributions to the Profit Sharing Plan are in part based on the net earnings of the Company and are payable at the sole discretion of management. The expense reported for contributions to the plan for 1996 and 1995 were $1,614 and $1,609, respectively.

       Contributions to the Career Agent's Pension Plan are subject to the minimum funding required under Internal Revenue Code Section 412. The expense reported for contributions to the plan for 1996 and 1995 were $590 and $497, respectively.

(11)   Postretirement Benefits Other Than Pensions
       -------------------------------------------

       The Company currently offers eligible retirees the opportunity to participate in a health plan. The Company has two health plans, one is offered to home office employees, the other is offered to career agents.

               Home Office Employee Health Plan
               --------------------------------

               The Company provides a declining service schedule. Substantially all home office employees may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with two years of service. The health plan is contributory with retirees contributing approximately 15% of premium for coverage.

               Career Agents Health Plan
               -------------------------

               Substantially all career agents may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of medical costs.

       Actuarial assumptions for the measurement of the December 31, 1996 accumulated postretirement benefit obligation include a discount rate of 7.5% (7.5% in 1995 and 1994) and an assumed health care cost trend rate of 11% (12% in 1995 and 13% in 1994), declining 1% each year to an ultimate rate of 5%.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11)   Postretirement Benefits Other Than Pensions, Continued
       ------------------------------------------------------

       Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                     1996          1995
                                                                     ----          ----
Accumulated postretirement benefit obligations:
     Retirees                                                   $     2,926         6,036
     Fully eligible, active plan participants                         1,051         2,515
     Other active plan participants                                   2,256         3,976
                                                                   ---------     ---------
         Accumulated postretirement benefit obligation                6,233        12,527
     Unrecognized net gains                                           2,066           256
     Unrecognized plan amendments                                     6,285         1,140
                                                                   =========     =========
         Accrued postretirement benefit obligation              $    14,584        13,923
                                                                   =========     =========

       The amount of net periodic postretirement benefit cost for the plan as a whole for the years ended December 31, 1996 and 1995 is as follows:

                                                                    1996          1995
                                                                    ----          ----

Net periodic postretirement benefit cost:
     Service cost - benefits attributed to
         employee service during the year                      $       467          497
     Interest cost on accumulated postretirement
         benefit obligation                                            768          869
     Actual return on plan assets                                       -            -
     Net amortization and deferral                                    (199)         (82)
                                                                  ==========   ===========
              Net periodic postretirement benefit cost         $     1,036        1,284
                                                                  ==========   ===========

       The health care cost trend rate assumption has a significant effect on the amounts reported. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 1996 and 1995 by $943 and $1,261, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 1996 and 1995 by $111 and $149, respectively.

(12)   Regulatory Risk-Based Capital, Retained Earnings and Dividend
       -------------------------------------------------------------
       Restrictions
       ------------

       ONLIC and ONLAC exceed the minimum risk-based capital requirements as of December 31, 1996.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(12)   Regulatory Risk-Based Capital, Retained Earnings and Dividend
       -------------------------------------------------------------
       Restrictions, Continued
       -----------------------

       The Company has designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,688 and $1,637 as of December 31, 1996 and 1995, respectively.

       The payment of dividends by the Company to its participating policyholders is based on the dividend scale declared at least annually by the Company's Board of Directors.

(13)   Bank Lines of Credit
       --------------------

       As of December 31, 1996 and 1995, ONLIC had a $10,000 unsecured line of credit which was utilized and repaid during 1995.

(14)   Contingencies
       -------------

       The Company and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

       The Company routinely enters into reinsurance transactions with other insurance companies which are not material to the consolidated financial statements. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

(15)   Major Lines of Business
       -----------------------

       The Company operates in the life and annuity lines of business in the life insurance industry. Life insurance operations include whole life, universal life, variable universal life, and endowments, as well as term life, health insurance, and other miscellaneous insurance products provided to individuals and groups. Annuity operations include guaranteed investment and accumulated deposit contracts issued to groups and deferred and immediate annuities issued to individuals.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)   Major Lines of Business, Continued
       ----------------------------------

       The following table summarizes the revenues and income before Federal income tax for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by line of business.

                                                                             1996           1995           1994
                                                                             ----           ----           ----
         Revenues:
             Premiums, policy charges and net investment income:
                 Life and other insurance                             $       295,860        270,782        259,146
                 Annuities                                                    284,418        280,853        249,325
                                                                         -------------  -------------  -------------
                                                                              580,278        551,635        508,471
                                                                         -------------  -------------  -------------
             Realized capital gains (losses):
                 Life and other insurance                                       3,330           (771)        (1,088)
                 Annuities                                                      5,431         (1,980)        (2,421)
                                                                         -------------  -------------  -------------
                                                                                8,761         (2,751)        (3,509)
                                                                         -------------  -------------  -------------
             Total revenues:
                 Life and other insurance                                     299,190        270,011        258,058
                 Annuities                                                    289,849        278,873        246,904
                                                                         -------------  -------------  -------------
                                                                      $       589,039        548,884        504,962
                                                                         =============  =============  =============
         Total income before Federal income tax:
                 Life and other insurance                             $        45,057         33,475         26,586
                 Annuities                                                     47,418         30,345         24,133
                                                                         =============  =============  =============
                                                                      $        92,475         63,820         50,719
                                                                         =============  =============  =============
         Assets:
                 Life and other insurance                             $     2,522,004      2,213,391      1,873,808
                 Annuities                                                  3,259,585      3,078,984      2,640,159
                                                                                        -------------
                                                                         =============                 =============
                                                                      $     5,781,589      5,292,375      4,513,967
                                                                         =============  =============  =============

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of April 10, 1997, the Registrant's contracts were owned by 17,964 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

   Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

   If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS


The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("One Inc."). One, Inc. is a wholly-owned subsidiary of the Depositor. One, Inc. also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of One, Inc. are:






      Name                                 Position with ONE, Inc.
      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President & Chief Executive Officer and Director
      David G. McClure                     Vice President of Marketing and Director
      Trudy K. Backus                      Vice President and Director
      Joni L. Dunn                         Vice President and Compliance Officer
      Timothy S. Halevan                   Vice President
      Ronald L. Benedict                   Secretary
      Kenneth M. Jaeger                    Treasurer


The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONESCO received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting               Compensation
Discounts and                  on Redemption                  Brokerage
Commissions                    or Annuitization               Commissions            Compensation
$2,461,096                          None                          None                    None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Cincinnati, Ohio  45242

         Star Bank, N. A.
         425 Walnut Street
         Cincinnati, Ohio 45202

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.


ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS


Not applicable.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of l940, the registrant, Ohio National Variable Account A certifies that it meets the requirements of Securities Act Rule 458(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on this 25th day of April, 1997.


                                   OHIO NATIONAL VARIABLE ACCOUNT A
                                         (Registrant)

                                   By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                         (Depositor)


                                   By /s/Donald J. Zimmerman
                                     -------------------------------------------
                                     Donald J. Zimmerman, Senior Vice President,
                                     Insurance Operations

Attest:

/s/Ronald L. Benedict
-------------------------------------
Ronald L. Benedict
Second Vice President and Counsel
and Assistant Secretary



As required by the Securities Act of 1933 and the Investment Company Act of l940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on the 25th day of April, 1997.


                                   THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                         (Depositor)


                                   By /s/Donald J. Zimmerman
                                     -------------------------------------------
                                     Donald J. Zimmerman, Senior Vice President,
                                     Insurance Operations

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Second Vice President and Counsel
and Assistant Secretary

As required by the Securities Act of 1933, this pre-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                      Title                      Date
---------                      -----                      ----


 /s/David B. O'Maley           Chairman, President,       April 25, 1997
 --------------------------    Chief Executive Officer
 David B. O'Maley              and Director



*/s/Dale P. Brown              Director                   April 25, 1997
 --------------------------
 Dale P. Brown


*/s/Jack E. Brown              Director                   April 25, 1997
 --------------------------
 Jack E. Brown


*/s/William R. Burleigh        Director                   April 25, 1997
 --------------------------
 William R. Burleigh


*/s/Victoria B. Buyniski       Director                   April 25, 1997
 --------------------------
 Victoria B. Buyniski


*/s/Raymond R. Clark           Director                   April 25, 1997
 --------------------------
 Raymond R. Clark


*/s/Alvin H. Crawford          Director                   April 25, 1997
 --------------------------
 Alvin H. Crawford


*/s/Bannus B. Hudson           Director                   April 25, 1997
 --------------------------
 Bannus B. Hudson


*/s/Daniel W. LeBlond          Director                   April 25, 1997
 --------------------------
 Daniel W. LeBlond


*/s/Charles S. Mechem, Jr.     Director                   April 25, 1997
 --------------------------
 Charles S. Mechem, Jr.


*/s/James W. Nethercott        Director                   April 25, 1997
 --------------------------
 James W. Nethercott

*/s/Oliver W. Waddell              Director                  April 25, 1997
 ----------------------------
 Oliver W. Waddell


*/s/Bradley L. Warnemunde         Chairman Emeritus and      April 25, 1997
 ----------------------------     Director
 Bradley L. Warnemunde


 /s/Donald J. Zimmerman           Senior Vice President,     April 25, 1997
 ----------------------------     Insurance Operations &
 Donald J. Zimmerman              Secretary and Director


*By /s/Donald J. Zimmerman
 ----------------------------


Donald J. Zimmerman, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                         Page Number in
Exhibit                                                  Sequential
Number       Description                                 Numbering System
------       -----------                                 ----------------

             Consent of KPMG Peat Marwick LLP

                                    CONSENTS

                         INDEPENDENT AUDITORS' CONSENT


The Board of Directors
The Ohio National Life Insurance Company:



We consent to the inclusion of our reports included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information.




                                                        KPMG Peat Marwick LLP


Cincinnati, Ohio
April 25, 1997